UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital World Bond Fund® Semi-annual report for the six months ended March 31, 2015

Capital World Bond Fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2015:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–5.39%	1.94%	3.56%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.90% for Class A shares as of the prospectus dated December 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade and higher rated bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

During the first half of Capital World Bond Fund’s fiscal year, bond yields (which move inversely to prices) generally declined amid uneven global economic growth and large-scale bond buying by central banks in Japan and the euro zone. Most currencies weakened substantially against the U.S. dollar as the recovery in the U.S. continued, taking a heavy toll on total returns for dollar-based investors in many bond markets.

Even so, active management of currency exposures helped the fund to outpace the broader market. The fund declined 1.66% for the six months ended March 31, 2015, a period during which the unmanaged Barclays Global Aggregate Index recorded a loss of 2.94%. Lower exposure to the euro, which declined about 15% against the U.S. dollar, was particularly helpful. Strong bond selection — including investments in U.S. corporate bonds — also contributed to

Results at a glance

For periods ended March 31, 2015, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Capital World Bond Fund (Class A shares)	–1.66%	–1.71%	2.72%	3.96%	6.53%
Barclays Global Aggregate Index[2]	–2.94	–3.66	2.31	3.61	6.39
Lipper Global Income Funds Index	–0.45	0.53	3.83	4.36	—	[3]

[1]	Since August 4, 1987.
[2]	The Barclays Global Aggregate Index began on December 31, 1989. For the period August 4, 1987, to December 31, 1989, the Citigroup World Government Bond Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	This index did not exist prior to December 30, 1988.

Capital World Bond Fund	1

the fund’s relative result, as did investments in European government bonds (after currency hedging).

The Lipper Global Income Funds Index, a peer group measure, declined 0.45% for the same period. It’s important to note that, as a fund category, Global Income includes a broad spectrum of funds, with significant variation in terms of objectives and risk-return profiles. In what has been an occasionally challenging environment, this fund has maintained its disciplined approach to investing which is designed to deliver a consistently high level of relative return to fund investors over time. For longer term results see the table on the previous page.

A capital gain of 28 cents a share was paid in December, and fund investors also received dividends totaling just below 17 cents a share. Those investors who reinvested their dividends earned an income return of 0.81%, about the same as those who took their dividends in cash. We decided that lower dividends were necessary this year in light of the dollar’s unusually rapid appreciation at a time when yields among the fund’s holdings were declining. If, as we expect, the global recovery gains speed toward year-end, bond yields are likely to gradually rise and this should give us more latitude to increase the dividend.

United States

Economic data was mostly solid over the period and the U.S. maintained a steady pace of growth. By February 2015, the unemployment rate had fallen to 5.5% — the lowest level since 2008. Still, having earlier cited sluggish wage growth and low inflation as concerns, Federal Reserve Chair Janet Yellen reiterated in March that the central bank would proceed slowly in hiking rates. Bonds rallied, with investors favoring U.S. issues for their relative value as yields in Europe and Japan hit record lows. Though inflation remained weak, Treasury Inflation-Protected Securities (TIPS) notched a 1.40% gain. U.S. investment-grade (rated BBB/Baa and above) corporate bonds generated a 4.12% total return. High-yield (rated BB/Ba and below) corporates gained 1.49%, but were volatile; plummeting oil prices prompted a sell-off of energy-related issuers’ bonds earlier in the period.

Portfolio managers significantly increased fund investments in Treasuries because of relatively attractive valuations. We also added to holdings of TIPS, and increased investments in corporate issues from, among others, the health care, pharmaceuticals and energy sectors. Excluding cash, U.S.-dollar denominated debt accounted for 57.3% of the fund’s portfolio, before currency hedging.

Europe

Investor optimism was bolstered by the start of the European Central Bank’s (ECB) €60-billion-a-month bond-buying initiative, which is designed to encourage

2	Capital World Bond Fund

lending and stimulate economic growth and inflation. Recently, signs of a brighter outlook emerged in the form of accelerating retail sales, rising export activity and improved credit availability for businesses and households. As of March 31, the yield on Germany’s benchmark 10-year bund stood at 0.18%, and short-term yields had turned negative in several other European markets following interest rate cuts.

Investments in euro-zone bonds amounted to 15.6% of the fund’s portfolio (before currency hedging) at the end of the period. Government issues from Spain, Ireland, Italy and Germany were among the larger holdings. Mindful of the possibility of further depreciation of euro-zone currency (as the ECB, in effect, pumps hundreds of billions of euros into the financial system), portfolio managers decreased the fund’s exposure to the euro.

Other developed markets

In the final quarter of calendar year 2014, the Japanese economy exited a recession sparked by the earlier sales tax hike in April. Amid recent signs of a tepid recovery and fading hopes of achieving its 2% inflation target, the Bank of Japan left its stimulus program unchanged. The fund’s smaller investment in Japanese government bonds compared to the market index helped its six-month result (as did its relatively low exposure to the yen, which weakened by 8.53% versus the U.S. dollar). The fund’s exposure to Japan remains meaningful in absolute terms: 4.4%, before currency hedging.

Developing markets

Dollar-denominated markets generally advanced, while currency weakness pushed many local currency markets into loss. More broadly, commodity price weakness continued to dim the economic outlook for net exporters, while certain markets appeared to benefit from a search for yield as the ECB commenced its bond-buying program. As of March 31, 2015, developing-country bonds amounted to 20.1% of the portfolio (before currency hedging). Investments in government issues from Hungary, Poland, Mexico and India were among the largest exposures.

Looking ahead

Substantial appreciation of the dollar has been a major factor in the recent investment environment. Though dollar strength may continue in coming years, the magnitude of the recent moves suggests any further appreciation could be more limited in nature. In coming months, Greece’s ability to service its debt is a source of potential volatility for European currencies and bond markets. Over time, however, we believe that the ECB’s commitment to buy up to €1.1 trillion of bonds will foster stability. Indeed, the dollar may even reverse course for a period — if

Capital World Bond Fund	3

growth accelerates due to extraordinary central bank policies in the euro zone and Japan.

Across the globe, we are seeing some attractive value in currencies and bonds. And even if bond yields trend higher in the U.S. or elsewhere, this fund has the flexibility to confront that challenge. The fund can, for example, invest more heavily in shorter maturity bonds, inflation-linked bonds and other types of issues whose values tend to be more resilient amid rising interest rates. Consistent with investment guidelines, we are also able to make selective use of swaps to adjust the interest-rate sensitivity of portfolio holdings.

Finally, we are very pleased to welcome London-based Mark Brett to the portfolio manager lineup. The fund has benefitted greatly from Mark’s currency analysis over the last two decades, and we are excited that the fund will now more directly reap the benefit of his 36 years of investment experience. At the same time, we’d like to take this opportunity to thank portfolio manager Mark Dalzell, who has retired, for his many years of service to this fund and its investors.

Thank you for your continued support. We look forward to reporting to you again in six months.

Cordially,

Thomas H. Høgh
President

May 11, 2015

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of April 30, 2015, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.62%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.17%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

4	Capital World Bond Fund

Portfolio summary March 31, 2015	unaudited

Portfolio by type of security	Percent of net assets

Bonds & notes of governments & government agencies outside the U.S.		Percent of net assets
Euro zone*:
Spain	3.86%
Ireland	2.85
Italy	2.23
Germany	1.60
Slovenia	0.85
Netherlands	0.58
France	0.53
Latvia	0.08	12.58%
Japan		4.33
Hungary		4.22
United Kingdom		3.92
Mexico		3.85
Poland		2.21
India		1.99
Norway		1.72
Colombia		1.41
Indonesia		1.28
Other		5.31
		42.82%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

Capital World Bond Fund	5

Where the fund’s assets are invested … and how those markets have done over the past six months as of March 31, 2015.

	Capital World Bond Fund		Bond market total returns[1] six months ended March 31, 2015
Currency weighting by country	Before forward contracts	After forward contracts	In local currency		In U.S. dollars
United States[2]	57.3%	53.2%	3.3%		3.3%
EMU[3]	15.6	14.6	5.5		–10.3
United Kingdom	4.8	1.0	8.7		–0.5
Japan	4.4	10.2	1.7		–7.0
Mexico	3.5	3.9	4.4		–8.0
Hungary	2.8	4.4	6.1	[4]	–6.5	[4]
Poland	2.2	3.6	3.4		–9.8
India	2.0	2.0	10.2	[4]	8.7	[4]
Norway	1.7	0.1	4.3		–16.9
Colombia	1.4	1.1	3.1	[4]	–19.8	[4]
Indonesia	0.8	0.9	12.4	[4]	4.8	[4]
Australia	0.7	1.2	7.3		–6.3
Canada	0.6	1.4	7.2		–5.4
Sweden	0.6	1.2	4.0		–13.1
Malaysia	0.5	0.2	2.4		–9.3
South Africa	0.5	0.5	7.2		0.0
Turkey	0.4	0.4	9.3	[4]	–4.0	[4]
Brazil	0.1	0.0	3.9	[4]	–20.4	[4]
Ghana	0.1	0.1	—	[5]	—	[5]

[1]	Source: Barclays Global Aggregate Index.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 15.0%.
[3]	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.
[4]	Source: JP Morgan GBI-EM Broad Diversified Index.
[5]	This market is not included in the Barclays Global Aggregate Index or the JP Morgan GBI-EM Broad Diversified Index.

6	Capital World Bond Fund

Summary investment portfolio March 31, 2015	unaudited

Bonds, notes & other debt instruments 96.62%	Principal amount (000)		Value (000)
Euros 15.67%
German Government 0.10% 2023[1]		€66,204	$78,622
German Government 1.50%–6.25% 2024–2046		85,385	131,525
Hungarian Government 3.88%–6.00% 2018–2020		53,295	66,690
Irish Government 3.90% 2023		94,720	128,466
Irish Government 3.40% 2024		97,420	129,717
Irish Government 2.00%–5.40% 2020–2045		87,780	117,321
Italian Government 2.15% 2021		139,110	161,814
Italian Government 2.35%–4.75% 2023–2044[1]		94,901	131,147
Spanish Government 5.85% 2022		65,065	93,113
Spanish Government 5.15% 2044		132,080	241,884
Spanish Government 1.00%–5.40% 2020–2030[1]		138,997	173,261
Other securities			607,701
			2,061,261

British pounds 4.78%
United Kingdom 2.25% 2023		£68,045	106,907
United Kingdom 2.75% 2024		88,175	144,102
United Kingdom 3.25% 2044		51,670	91,733
United Kingdom 1.00%–4.25% 2016–2040		111,480	173,612
Other securities			112,419
			628,773

Japanese yen 4.37%
Japanese Government, Series 19, 0.10% 2024[1]		¥11,724,230	105,624
Japanese Government, Series 18, 0.10% 2024[1]		11,476,040	102,807
Japanese Government 0.10%–2.30% 2018–2044[1]		39,591,110	360,643
Other securities			6,236
			575,310

Mexican pesos 3.49%
United Mexican States Government, Series M, 5.00% 2017	MXN	970,000	64,992
United Mexican States Government, Series M, 6.50% 2021		1,784,500	123,002
United Mexican States Government 4.50% 2025[1]		972,799	72,985
United Mexican States Government 2.00%–10.00% 2015–2042[1]		2,591,540	193,171
Other securities			5,279
			459,429

Hungarian forints 2.76%
Hungarian Government, Series 19/A, 6.50% 2019	HUF	15,108,380	62,857
Hungarian Government, Series 20A, 7.50% 2020		42,222,330	188,341
Hungarian Government 3.50%–7.00% 2018–2025		26,501,900	111,777
			362,975

Polish zloty 2.17%
Polish Government, Series 0922, 5.75% 2022	PLN	195,355	64,387
Polish Government 0.00%–5.75% 2016–2023[1]		744,963	221,462
			285,849

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indian rupees 1.99%
India (Republic of) 7.28% 2019	INR	8,790,000	$138,570
India (Republic of) 8.83% 2023		4,410,000	74,626
India (Republic of) 8.60%–9.20% 2028–2030		2,790,000	48,676
			261,872

Norwegian kroner 1.72%
Norwegian Government 4.50% 2019	NKr	26,700	3,783
Norwegian Government 3.75% 2021		946,490	134,999
Norwegian Government 3.00% 2024		619,900	87,327
			226,109

Colombian pesos 1.37%
Colombia (Republic of), Series B, 5.00% 2018	COP	173,154,800	65,796
Colombia (Republic of) 6.00%–10.00% 2024–2030		290,826,500	114,944
			180,740

Indonesian rupiah 0.86%
Indonesia (Republic of) 8.375% 2034	IDR	914,328,000	74,556
Indonesia (Republic of) 7.88%–9.00% 2019–2029		473,360,000	38,369
			112,925

Swedish kronor 0.56%
Swedish Government, Series 105, 3.50% 2022	SKr	516,980	74,193

Malaysian ringgits 0.50%
Malaysian Government, Series 0310, 4.498% 2030	MYR	226,750	63,628
Other securities			1,743
			65,371

U.S. dollars 53.86%
Colombia (Republic of) 5.00% 2045		$4,175	4,311
Fannie Mae 3.50% 2045[2,3]		212,900	223,146
Fannie Mae 0%–9.42% 2022–2048[2,3,4]		155,131	164,457
Freddie Mac 0%–6.00% 2018–2045[2,3]		71,864	74,131
Government National Mortgage Assn. 3.50% 2045[2,3]		92,200	96,565
Government National Mortgage Assn. 4.00% 2045[2,3]		36,750	39,122
Hungarian Government 4.00%–7.63% 2018–2041		108,260	125,706
Indonesia (Republic of) 3.38%–6.88% 2018–2045[5]		51,160	55,115
Polish Government 5.00% 2022		4,300	4,950
U.S. Treasury 1.25% 2018		163,150	164,036
U.S. Treasury 1.375% 2018		68,750	69,556
U.S. Treasury 1.50% 2018		193,750	196,716
U.S. Treasury 1.00% 2019		120,750	119,528
U.S. Treasury 1.625% 2019[6]		235,450	239,128
U.S. Treasury 1.625% 2019		232,446	235,805
U.S. Treasury 1.625% 2019		81,150	82,517
U.S. Treasury 1.75% 2019		92,650	94,427
U.S. Treasury 1.125% 2020		128,100	126,564
U.S. Treasury 1.25% 2020		152,460	151,650
U.S. Treasury 1.375% 2020		155,750	155,459
U.S. Treasury 2.50% 2024		140,415	147,499
U.S. Treasury 2.00% 2025		67,253	67,679

8	Capital World Bond Fund

	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2045	$64,000	$63,424
U.S. Treasury 0.38%–8.00% 2015–2044	471,362	481,042
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	213,367	222,650
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	144,851	147,616
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]	78,013	91,981
U.S. Treasury Inflation-Protected Security 0.13%–2.38% 2017–2045[1]	104,993	108,343
United Mexican States Government Global 3.60%–5.13% 2020–2044	49,860	52,613
Other securities		3,279,407
		7,085,143

Other currencies 2.52%
Other securities		329,372

Total bonds, notes & other debt instruments (cost: $12,919,580,000)		12,709,322

Convertible stocks 0.01%
U.S. dollars 0.01%
Other securities		1,546

Total convertible stocks (cost: $2,416,000)		1,546

Common stocks 0.00%	Shares
U.S. dollars 0.00%
Other securities		382

Total common stocks (cost: $736,000)		382

Short-term securities 6.05%	Principal amount (000)
Electricité de France 0.18% due 5/8/2015–6/2/2015[5]	85,500	85,480
Fannie Mae 0.11%–0.22% due 5/18/2015–1/4/2016	28,000	27,954
Federal Home Loan Bank 0.07%–0.15% due 6/5/2015–11/2/2015	104,200	104,099
Freddie Mac 0.10%–0.18% due 6/9/2015–12/15/2015	174,600	174,467
Nordea Bank AB 0.18% due 6/1/2015–6/8/2015[5]	71,500	71,476
Svenska Handelsbanken Inc. 0.20%–0.21% due 5/13/2015–7/2/2015[5]	88,500	88,470
Toronto-Dominion Holdings USA Inc. 0.19% due 7/23/2015[5]	75,000	74,950
Other securities		168,781

Total short-term securities (cost: $795,710,000)		795,677
Total investment securities 102.68% (cost: $13,718,442,000)		13,506,927
Other assets less liabilities (2.68)%		(352,501)

Net assets 100.00%		$13,154,426

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Capital World Bond Fund	9

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $9,880,000, which represented .08% of the net assets of the fund. Some of these securities (with an aggregate value of $827,000, an aggregate cost of $1,687,000, and which represented .01% of the net assets of the fund) were acquired from 3/10/2010 to 1/21/2011 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $35,763,000, which represented ..27% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $2,487,682,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Australian dollars	4/27/2015	Citibank	A$149,852	$117,000	$ (3,054)
Canadian dollars	4/9/2015	JPMorgan Chase	C$1,592	$1,271	(15)
Canadian dollars	4/16/2015	HSBC Bank	C$1,433	$1,127	4
Canadian dollars	4/23/2015	Citibank	C$2,531	$1,986	11
Canadian dollars	4/27/2015	JPMorgan Chase	C$146,754	$117,000	(1,169)
Euros	4/9/2015	Citibank	€50,451	$57,261	(3,006)
Euros	4/24/2015	JPMorgan Chase	€52,757	$57,900	(1,154)
Euros	5/26/2015	UBS AG	€80,681	$88,664	(1,846)
Hungarian forints	4/27/2015	Bank of America, N.A.	HUF15,752,669	$57,940	(1,603)
Hungarian forints	5/6/2015	HSBC Bank	HUF15,988,101	$57,900	(731)
Japanese yen	4/10/2015	Barclays Bank PLC	¥5,160,129	$43,118	(87)
Japanese yen	4/16/2015	UBS AG	¥9,149,064	$75,700	602
Japanese yen	4/20/2015	HSBC Bank	¥8,606,916	$70,956	830
Japanese yen	4/23/2015	Bank of New York Mellon	¥9,328,840	$77,257	554
Japanese yen	4/24/2015	Citibank	¥16,139,814	$134,380	243
Japanese yen	4/24/2015	HSBC Bank	¥4,375,377	$36,447	48
Japanese yen	4/27/2015	Citibank	¥8,178,075	$68,295	(78)
Japanese yen	4/27/2015	HSBC Bank	¥21,681,145	$181,149	(297)
Japanese yen	4/28/2015	UBS AG	¥4,740,156	$39,586	(45)
Japanese yen	5/11/2015	UBS AG	¥7,357,223	$61,880	(500)
Mexican pesos	4/27/2015	Citibank	MXN1,169,207	$78,081	(1,570)
Polish zloty	4/27/2015	UBS AG	PLN215,824	$57,940	(1,042)
					$(13,905)
Sales:
Australian dollars	4/24/2015	Citibank	$37,838	A$49,800	(37)
Australian dollars	4/27/2015	UBS AG	$4,906	A$6,250	153
Brazilian reais	4/10/2015	JPMorgan Chase	$3,696	BRL11,416	128
Brazilian reais	4/14/2015	Citibank	$3,859	BRL11,347	316
British pounds	4/9/2015	HSBC Bank	$13,367	£8,700	462
British pounds	4/13/2015	UBS AG	$52,911	£34,450	1,813

10	Capital World Bond Fund

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
British pounds	4/13/2015	HSBC Bank	$11,221	£7,375	$ 282
British pounds	4/13/2015	UBS AG	$13,077	£8,675	209
British pounds	4/14/2015	UBS AG	$3,587	£2,400	28
British pounds	4/16/2015	Bank of America, N.A.	$14,178	£9,530	42
British pounds	4/20/2015	HSBC Bank	$19,617	£13,300	(109)
British pounds	4/23/2015	JPMorgan Chase	$14,024	£9,500	(66)
British pounds	4/23/2015	HSBC Bank	$25,377	£17,250	(207)
British pounds	4/24/2015	Bank of New York Mellon	$29,801	£19,900	287
British pounds	4/24/2015	Bank of New York Mellon	$6,020	£4,020	58
British pounds	4/24/2015	Bank of New York Mellon	$3,744	£2,500	36
British pounds	4/24/2015	Bank of America, N.A.	$3,444	£2,300	33
British pounds	4/24/2015	HSBC Bank	€119,850	£88,325	(2,087)
British pounds	5/7/2015	UBS AG	$57,774	£38,900	84
British pounds	5/8/2015	HSBC Bank	$38,368	£25,900	(42)
British pounds	5/12/2015	HSBC Bank	$38,681	£25,360	1,073
British pounds	6/8/2015	UBS AG	$26,306	£17,250	730
Canadian dollars	4/29/2015	UBS AG	$17,890	C$22,810	(112)
Colombian pesos	4/14/2015	JPMorgan Chase	$11,572	COP29,875,360	103
Colombian pesos	4/20/2015	UBS AG	$7,769	COP20,422,000	(65)
Colombian pesos	4/20/2015	Citibank	$12,082	COP32,560,000	(409)
Colombian pesos	5/4/2015	Citibank	$2,408	COP6,200,000	33
Euros	4/10/2015	JPMorgan Chase	$46,906	€41,870	1,879
Euros	4/10/2015	UBS AG	$27,184	€24,000	1,375
Euros	4/10/2015	Citibank	$11,180	€9,980	448
Euros	4/13/2015	UBS AG	$21,851	€18,500	1,955
Euros	4/15/2015	Citibank	$7,086	€6,430	171
Euros	4/24/2015	JPMorgan Chase	PLN366,278	€86,250	3,802
Euros	4/24/2015	Bank of America, N.A.	HUF16,209,440	€52,000	2,043
Euros	4/24/2015	HSBC Bank	SKr963,445	€103,500	586
Euros	4/24/2015	Citibank	PLN146,715	€35,775	203
Euros	4/24/2015	JPMorgan Chase	HUF10,730,604	€35,775	(101)
Euros	4/27/2015	Bank of America, N.A.	$10,110	€9,250	160
Euros	4/27/2015	Citibank	$961	€880	14
Euros	5/4/2015	HSBC Bank	$7,245	€6,400	360
Euros	5/4/2015	Citibank	$1,448	€1,320	28
Euros	5/5/2015	Citibank	$10,915	€9,500	696
Euros	5/28/2015	HSBC Bank	¥6,320,693	€46,750	2,435
Euros	6/17/2015	Citibank	$18,676	€17,775	(458)
Japanese yen	4/10/2015	Bank of America, N.A.	$68,263	¥8,159,204	223
Japanese yen	5/7/2015	Barclays Bank PLC	$10,007	¥1,200,000	(4)
Malaysian ringgits	4/9/2015	Citibank	$14,837	MYR54,130	234
Malaysian ringgits	4/30/2015	JPMorgan Chase	$22,845	MYR84,300	148
Mexican pesos	4/9/2015	HSBC Bank	$1,962	MXN29,595	23
Mexican pesos	4/10/2015	Bank of America, N.A.	$11,736	MXN182,220	(202)
Mexican pesos	4/23/2015	HSBC Bank	$10,515	MXN160,895	(16)
Norwegian kroner	4/13/2015	JPMorgan Chase	€11,629	NKr100,000	98
Norwegian kroner	4/13/2015	HSBC Bank	€8,068	NKr70,000	(9)

Capital World Bond Fund	11

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Norwegian kroner	4/15/2015	Citibank	$38,037	NKr296,800	$ 1,210
Norwegian kroner	4/15/2015	Citibank	$37,755	NKr296,300	990
Norwegian kroner	4/16/2015	JPMorgan Chase	€52,218	NKr450,101	313
Norwegian kroner	4/16/2015	JPMorgan Chase	€1,813	NKr15,650	8
Norwegian kroner	4/20/2015	JPMorgan Chase	SKr228,270	NKr219,000	(656)
Norwegian kroner	4/23/2015	Citibank	$17,934	NKr145,400	(102)
Norwegian kroner	4/27/2015	Citibank	$18,505	NKr145,400	470
Swedish kronor	4/13/2015	Bank of America, N.A.	$38,940	SKr329,000	732
Swedish kronor	4/22/2015	Citibank	$19,439	SKr169,270	(223)
					$ 21,569
Forward currency contracts — net					$ 7,664

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $1,776,756,000 over the prior nine-month period.

						Unrealized
					Notional	depreciation
Pay/receive			Fixed	Expiration	amount	at 3/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6655%	9/26/2024	$30,000	$(1,768)
Pay	LCH.Clearnet	6-month EURIBOR	0.6922	1/27/2025	28,000	(437)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.219	2/19/2025	70,000	(1,259)
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5725	3/5/2025	12,600,000	(27)
Pay	LCH.Clearnet	6-month EURIBOR	1.4385	11/6/2029	14,900	(1,675)
Pay	LCH.Clearnet	6-month EURIBOR	1.4217	11/24/2029	27,000	(2,971)
						$(8,137)

12	Capital World Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Purchased on a TBA basis.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,519,434,000, which represented 11.55% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $12,825,000, which represented .10% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

Capital World Bond Fund	13

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2015	(dollars in thousands)

Assets:
Investment securities, at value (cost: $13,718,442)		$13,506,927
Cash denominated in currencies other than U.S. dollars (cost: $4,564)		4,564
Unrealized appreciation on open forward currency contracts		28,766
Receivables for:
Sales of investments	$866,846
Sales of fund’s shares	20,937
Closed forward currency contracts	16,136
Interest	131,618
Other	7	1,035,544
		14,575,801
Liabilities:
Unrealized depreciation on open forward currency contracts		21,102
Payables for:
Purchases of investments	1,348,152
Repurchases of fund’s shares	21,744
Closed forward currency contracts	10,878
Investment advisory services	4,887
Services provided by related parties	4,510
Trustees’ deferred compensation	210
Variation margin	261
Bank overdraft	84
Other	9,547	1,400,273
Net assets at March 31, 2015		$13,154,426

Net assets consist of:
Capital paid in on shares of beneficial interest		$13,413,212
Undistributed net investment income		16,587
Accumulated net realized loss		(55,563)
Net unrealized depreciation		(219,810)
Net assets at March 31, 2015		$13,154,426

See Notes to Financial Statements

14	Capital World Bond Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (668,403 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$6,880,439	348,976		$19.72
Class B	48,126	2,456		19.59
Class C	498,637	25,667		19.43
Class F-1	2,040,921	104,167		19.59
Class F-2	911,329	46,294		19.69
Class 529-A	342,402	17,320		19.77
Class 529-B	4,472	228		19.66
Class 529-C	143,889	7,354		19.57
Class 529-E	17,981	915		19.65
Class 529-F-1	43,657	2,221		19.65
Class R-1	15,542	795		19.56
Class R-2	159,454	8,156		19.55
Class R-2E	9	—	*	19.70
Class R-3	163,310	8,295		19.69
Class R-4	103,297	5,243		19.70
Class R-5	160,007	8,110		19.73
Class R-6	1,620,954	82,206		19.72

*	Amount less than one thousand.

See Notes to Financial Statements

Capital World Bond Fund	15

Statement of operations	unaudited
for the six months ended March 31, 2015	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $1,135)		$179,816
Fees and expenses*:
Investment advisory services	$28,844
Distribution services	16,476
Transfer agent services	10,937
Administrative services	1,874
Reports to shareholders	738
Registration statement and prospectus	675
Trustees’ compensation	52
Auditing and legal	31
Custodian	1,028
Other	1,240	61,895
Net investment income		117,921

Net realized loss and unrealized depreciation on investments, forward currency contracts, interest rate swaps and currency:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $246)	(139,607)
Forward currency contracts	77,067
Interest rate swaps	(7,257)
Currency transactions	(12,926)	(82,723)
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $2,499)	(234,951)
Forward currency contracts	(13,014)
Interest rate swaps	(5,146)
Currency translations	636	(252,475)
Net realized loss and unrealized depreciation on investments, forward currency contracts, interest rate swaps and currency		(335,198)
Net decrease in net assets resulting from operations		$(217,277)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statement.

See Notes to Financial Statements

16	Capital World Bond Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	March 31, 2015*	September 30, 2014
Operations:
Net investment income	$117,921	$290,420
Net realized (loss) gain on investments, forward currency contracts, interest rate swaps and currency transactions	(82,723)	156,838
Net unrealized depreciation on investments, forward currency contracts, interest rate swaps and currency translations	(252,475)	(85,950)
Net (decrease) increase in net assets resulting from operations	(217,277)	361,308

Dividends and distributions paid to shareholders:
Dividends from net investment income	(109,345)	(264,369)
Distributions from net realized gain on investments	(182,169)	—
Total dividends and distributions paid to shareholders	(291,514)	(264,369)

Net capital share transactions	456,657	456,041

Total (decrease) increase in net assets	(52,134)	552,980

Net assets:
Beginning of period	13,206,560	12,653,580
End of period (including undistributed net investment income: $16,587 and $8,011, respectively)	$13,154,426	$13,206,560

*	Unaudited.

See Notes to Financial Statements

Capital World Bond Fund	17

Notes to financial statements	unaudited

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

18	Capital World Bond Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Capital World Bond Fund	19

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

20	Capital World Bond Fund

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Capital World Bond Fund	21

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,061,261	$—	$2,061,261
British pounds	—	628,773	—	628,773
Japanese yen	—	575,310	—	575,310
Mexican pesos	—	459,429	—	459,429
Hungarian forints	—	362,975	—	362,975
Polish zloty	—	285,849	—	285,849
Indian rupees	—	261,872	—	261,872
Norwegian kroner	—	226,109	—	226,109
Colombian pesos	—	180,740	—	180,740
Indonesian rupiah	—	112,925	—	112,925
Swedish kronor	—	74,193	—	74,193
Malaysian ringgits	—	65,371	—	65,371
U.S. dollars	—	7,078,821	6,322	7,085,143
Other	—	329,372	—	329,372
Convertible stocks	—	1,546	—	1,546
Common stocks	—	382	—	382
Short-term securities	—	795,677	—	795,677
Total	$—	$13,500,605	$6,322	$13,506,927

22	Capital World Bond Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$28,766	$—	$28,766
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(21,102)	—	(21,102)
Unrealized depreciation on interest rate swaps	—	(8,137)	—	(8,137)
Total	$—	$(473)	$—	$(473)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower

Capital World Bond Fund	23

quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The

24	Capital World Bond Fund

governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to lend additional sums based upon the terms of the loan agreement. As of March 31, 2015, the fund’s maximum exposure of unfunded loan commitments was $3,033,000, which would represent less than .01% of the net assets of the fund should such commitments become due.

Capital World Bond Fund	25

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

26	Capital World Bond Fund

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts and interest rate swaps as of or for the six months ended March 31, 2015 (dollars in thousands):

	Assets		Liabilities
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$28,766	Unrealized depreciation on open forward currency contracts	$21,102
Forward currency	Receivables for closed forward currency contracts	16,136	Payables for closed forward currency contracts	10,878
Interest rate swaps	Variation margin	—	Variation margin	261
		$44,902		$32,241

	Net realized gain (loss)		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$77,067	Net unrealized depreciation on forward currency contracts	$(13,014)
Interest rate swaps	Net realized loss on interest rate swaps	(7,257)	Net unrealized depreciation on interest rate swaps	(5,146)
		$69,810		$(18,160)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts and interest rate swaps. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

Capital World Bond Fund	27

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of March 31, 2015 (dollars in thousands) if close-out netting was exercised:

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$6,111	$(1,804)	$(2,822)	$—	$1,485
Bank of New York Mellon	935	(935)	—	—	—
Barclays Bank PLC	—	—	—	—	—
Citibank	9,438	(5,069)	—	—	4,369
HSBC Bank	11,035	(3,498)	(7,537)	—	—
JPMorgan Chase	9,971	(3,160)	(6,431)	—	380
UBS AG	7,412	(3,612)	(2,551)	—	1,249
	$44,902	$(18,078)	$(19,341)	$—	$7,483
Liabilities:
Bank of America, N.A.	$3,370	$(1,804)	$—	$—	$1,566
Bank of New York Mellon	1,436	(935)	(79)	—	422
Barclays Bank PLC	91	—	—	—	91
Citibank	13,882	(5,069)	(3,122)	—	5,691
HSBC Bank	3,498	(3,498)	—	—	—
JPMorgan Chase	3,356	(3,160)	—	—	196
UBS AG	6,347	(3,612)	—	—	2,735
	$31,980	$(18,078)	$(3,201)	$—	$10,701

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state tax authorities for tax years before 2009.

28	Capital World Bond Fund

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$126,544
Undistributed long-term capital gains	120,696

As of March 31, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$263,940
Gross unrealized depreciation on investment securities	(488,572)
Net unrealized depreciation on investment securities	(224,632)
Cost of investment securities	13,731,559

Capital World Bond Fund	29

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2015						Year ended September 30, 2014
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class A	$90,540		$64,961		$155,501		$151,925	$—	$151,925
Class B	452		520		972		1,073	—	1,073
Class C	4,212		4,943		9,155		7,962	—	7,962
Class F-1	25,944		18,473		44,417		40,698	—	40,698
Class F-2	14,346		8,710		23,056		17,372	—	17,372
Class 529-A	4,270		3,217		7,487		7,381	—	7,381
Class 529-B	38		49		87		97	—	97
Class 529-C	1,113		1,378		2,491		1,996	—	1,996
Class 529-E	201		172		373		349	—	349
Class 529-F-1	620		409		1,029		938	—	938
Class R-1	131		149		280		224	—	224
Class R-2	1,285		1,518		2,803		2,275	—	2,275
Class R-2E*	—	†	—	†	—	†	—	—	—
Class R-3	1,814		1,567		3,381		3,254	—	3,254
Class R-4	1,437		997		2,434		2,350	—	2,350
Class R-5	2,441		1,428		3,869		4,516	—	4,516
Class R-6	21,658		12,521		34,179		21,959	—	21,959
Total	$170,502		$121,012		$291,514		$264,369	$—	$264,369

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the six months ended March 31, 2015, the investment advisory services fee was $28,844,000, which was equivalent to an annualized rate of 0.437% of average daily net assets.

30	Capital World Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

Capital World Bond Fund	31

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended March 31, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$8,650	$7,332	$352	Not applicable
Class B	276	60	Not applicable	Not applicable
Class C	2,623	551	132	Not applicable
Class F-1	2,492	1,294	499	Not applicable
Class F-2	Not applicable	569	236	Not applicable
Class 529-A	393	311	88	$156
Class 529-B	26	6	1	2
Class 529-C	732	139	37	66
Class 529-E	46	10	5	8
Class 529-F-1	—	39	11	20
Class R-1	80	11	4	Not applicable
Class R-2	605	357	41	Not applicable
Class R-2E	—	—*	—*	Not applicable
Class R-3	420	161	42	Not applicable
Class R-4	133	54	27	Not applicable
Class R-5	Not applicable	37	39	Not applicable
Class R-6	Not applicable	6	360	Not applicable
Total class-specific expenses	$16,476	$10,937	$1,874	$252

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $52,000 in the fund’s statement of operations includes $46,000 in current fees (either paid in cash or deferred) and a net increase of $6,000 in the value of the deferred amounts.

32	Capital World Bond Fund

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2015

Class A	$462,744	23,015	$153,166	7,671	$(639,601)	(31,876)	$(23,691)	(1,190)
Class B	788	39	961	48	(14,363)	(720)	(12,614)	(633)
Class C	33,190	1,675	8,990	457	(75,408)	(3,813)	(33,228)	(1,681)
Class F-1	278,072	13,930	44,256	2,231	(154,650)	(7,759)	167,678	8,402
Class F-2	113,222	5,648	22,051	1,105	(176,869)	(8,813)	(41,596)	(2,060)
Class 529-A	21,758	1,081	7,483	374	(31,838)	(1,582)	(2,597)	(127)
Class 529-B	109	6	87	4	(1,608)	(80)	(1,412)	(70)
Class 529-C	10,427	524	2,490	126	(15,751)	(792)	(2,834)	(142)
Class 529-E	1,226	61	371	19	(1,900)	(95)	(303)	(15)
Class 529-F-1	6,159	308	1,029	51	(6,360)	(318)	828	41
Class R-1	1,532	77	279	14	(2,181)	(110)	(370)	(19)
Class R-2	20,549	1,033	2,798	142	(25,970)	(1,305)	(2,623)	(130)
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	22,569	1,126	3,377	170	(30,220)	(1,509)	(4,274)	(213)
Class R-4	14,758	734	2,431	122	(21,626)	(1,076)	(4,437)	(220)
Class R-5	26,174	1,305	3,866	193	(26,249)	(1,299)	3,791	199
Class R-6	428,124	21,389	34,178	1,712	(47,963)	(2,409)	414,339	20,692
Total net increase (decrease)	$1,441,401	71,951	$287,813	14,439	$(1,272,557)	(63,556)	$456,657	22,834

See page 34 for footnote.

Capital World Bond Fund	33

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2014

Class A	$992,656	48,064		$148,647	7,285	$(1,408,767)	(68,563)	$(267,464)	(13,214)
Class B	2,837	139		1,058	52	(34,098)	(1,668)	(30,203)	(1,477)
Class C	72,081	3,542		7,740	386	(188,167)	(9,292)	(108,346)	(5,364)
Class F-1	729,295	35,590		40,506	1,996	(732,814)	(35,667)	36,987	1,919
Class F-2	575,894	27,829		15,665	767	(221,703)	(10,833)	369,856	17,763
Class 529-A	49,511	2,397		7,377	361	(73,548)	(3,567)	(16,660)	(809)
Class 529-B	369	18		96	5	(3,580)	(175)	(3,115)	(152)
Class 529-C	22,866	1,117		1,994	99	(38,944)	(1,908)	(14,084)	(692)
Class 529-E	3,334	163		349	17	(4,398)	(216)	(715)	(36)
Class 529-F-1	13,268	647		938	47	(8,900)	(436)	5,306	258
Class R-1	3,830	188		222	11	(4,545)	(223)	(493)	(24)
Class R-2	42,460	2,079		2,272	112	(54,764)	(2,685)	(10,032)	(494)
Class R-2E2	10	—	[3]	—	—	—	—	10	— [3]
Class R-3	49,106	2,387		3,249	159	(63,722)	(3,100)	(11,367)	(554)
Class R-4	37,076	1,802		2,348	115	(36,901)	(1,795)	2,523	122
Class R-5	50,909	2,474		4,513	221	(84,631)	(4,078)	(29,209)	(1,383)
Class R-6	568,675	27,497		21,959	1,073	(57,587)	(2,799)	533,047	25,771
Total net increase (decrease)	$3,214,177	155,933		$258,933	12,706	$(3,017,069)	(147,005)	$456,041	21,634

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-2E shares were offered beginning August 29, 2014.
[3]	Amount less than one thousand.

34	Capital World Bond Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $12,932,635,000 and $12,521,700,000, respectively, during the six months ended March 31, 2015.

Capital World Bond Fund	35

Financial highlights

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class A:
Six months ended 3/31/2015[5,6]	$20.49	$.18	$(.50)	$(.32)
Year ended 9/30/2014	20.32	.47	.13	.60
Year ended 9/30/2013	21.63	.43	(1.02)	(.59)
Year ended 9/30/2012	20.48	.51	1.08	1.59
Year ended 9/30/2011	21.03	.68	(.41)	.27
Year ended 9/30/2010	20.28	.71	.80	1.51
Class B:
Six months ended 3/31/2015[5,6]	20.34	.10	(.51)	(.41)
Year ended 9/30/2014	20.16	.32	.12	.44
Year ended 9/30/2013	21.46	.27	(1.02)	(.75)
Year ended 9/30/2012	20.35	.35	1.08	1.43
Year ended 9/30/2011	20.89	.52	(.41)	.11
Year ended 9/30/2010	20.15	.56	.78	1.34
Class C:
Six months ended 3/31/2015[5,6]	20.18	.10	(.51)	(.41)
Year ended 9/30/2014	20.01	.30	.13	.43
Year ended 9/30/2013	21.30	.26	(1.00)	(.74)
Year ended 9/30/2012	20.21	.34	1.07	1.41
Year ended 9/30/2011	20.77	.51	(.42)	.09
Year ended 9/30/2010	20.04	.54	.79	1.33
Class F-1:
Six months ended 3/31/2015[5,6]	20.37	.18	(.51)	(.33)
Year ended 9/30/2014	20.20	.47	.13	.60
Year ended 9/30/2013	21.51	.43	(1.02)	(.59)
Year ended 9/30/2012	20.37	.50	1.09	1.59
Year ended 9/30/2011	20.92	.67	(.41)	.26
Year ended 9/30/2010	20.18	.71	.78	1.49
Class F-2:
Six months ended 3/31/2015[5,6]	20.48	.21	(.51)	(.30)
Year ended 9/30/2014	20.31	.52	.14	.66
Year ended 9/30/2013	21.62	.49	(1.02)	(.53)
Year ended 9/30/2012	20.45	.56	1.10	1.66
Year ended 9/30/2011	21.01	.73	(.42)	.31
Year ended 9/30/2010	20.25	.76	.81	1.57
Class 529-A:
Six months ended 3/31/2015[5,6]	20.54	.17	(.51)	(.34)
Year ended 9/30/2014	20.37	.45	.13	.58
Year ended 9/30/2013	21.68	.42	(1.03)	(.61)
Year ended 9/30/2012	20.53	.49	1.09	1.58
Year ended 9/30/2011	21.08	.67	(.41)	.26
Year ended 9/30/2010	20.32	.70	.81	1.51

36	Capital World Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income to average net assets[4]

$(.17)	$(.28)	$(.45)	$19.72	(1.66)%	$6,880	.95%[7]		.95%[7]		1.77%[7]
(.43)	—	(.43)	20.49	2.98	7,176	.90		.90		2.27
(.44)	(.28)	(.72)	20.32	(2.80)	7,384	.91		.91		2.09
(.44)	—	(.44)	21.63	7.89	8,306	.89		.89		2.43
(.82)	—	(.82)	20.48	1.32	7,868	.87		.87		3.26
(.76)	—	(.76)	21.03	7.63	7,679	.88		.88		3.52

(.06)	(.28)	(.34)	19.59	(2.02)	48	1.70	[7]	1.70	[7]	1.03	[7]
(.26)	—	(.26)	20.34	2.22	63	1.66		1.66		1.54
(.27)	(.28)	(.55)	20.16	(3.56)	92	1.67		1.67		1.32
(.32)	—	(.32)	21.46	7.09	142	1.65		1.65		1.70
(.65)	—	(.65)	20.35	.56	186	1.64		1.64		2.49
(.60)	—	(.60)	20.89	6.79	242	1.64		1.64		2.76

(.06)	(.28)	(.34)	19.43	(2.03)	499	1.75	[7]	1.75	[7]	.98	[7]
(.26)	—	(.26)	20.18	2.17	552	1.70		1.70		1.49
(.27)	(.28)	(.55)	20.01	(3.55)	654	1.71		1.71		1.28
(.32)	—	(.32)	21.30	7.05	813	1.68		1.68		1.63
(.65)	—	(.65)	20.21	.48	822	1.66		1.66		2.47
(.60)	—	(.60)	20.77	6.79	862	1.67		1.67		2.73

(.17)	(.28)	(.45)	19.59	(1.65)	2,041	.92	[7]	.92	[7]	1.81	[7]
(.43)	—	(.43)	20.37	3.01	1,951	.90		.90		2.27
(.44)	(.28)	(.72)	20.20	(2.81)	1,896	.91		.91		2.09
(.45)	—	(.45)	21.51	7.91	1,849	.88		.88		2.39
(.81)	—	(.81)	20.37	1.31	1,324	.89		.89		3.24
(.75)	—	(.75)	20.92	7.61	1,307	.88		.88		3.51

(.21)	(.28)	(.49)	19.69	(1.53)	911	.66	[7]	.66	[7]	2.07	[7]
(.49)	—	(.49)	20.48	3.29	990	.61		.61		2.54
(.50)	(.28)	(.78)	20.31	(2.53)	621	.64		.64		2.35
(.49)	—	(.49)	21.62	8.23	723	.62		.62		2.67
(.87)	—	(.87)	20.45	1.52	524	.63		.63		3.50
(.81)	—	(.81)	21.01	7.97	468	.62		.62		3.77

(.15)	(.28)	(.43)	19.77	(1.67)	342	1.03	[7]	1.03	[7]	1.70	[7]
(.41)	—	(.41)	20.54	2.88	358	.99		.99		2.19
(.42)	(.28)	(.70)	20.37	(2.87)	372	.99		.99		2.01
(.43)	—	(.43)	21.68	7.81	401	.97		.97		2.34
(.81)	—	(.81)	20.53	1.26	344	.93		.93		3.19
(.75)	—	(.75)	21.08	7.62	292	.93		.93		3.46

See page 41 for footnotes.

Capital World Bond Fund	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class 529-B:
Six months ended 3/31/2015[5,6]	$20.40	$.09	$(.50)	$(.41)
Year ended 9/30/2014	20.22	.29	.13	.42
Year ended 9/30/2013	21.52	.25	(1.03)	(.78)
Year ended 9/30/2012	20.41	.33	1.08	1.41
Year ended 9/30/2011	20.95	.50	(.41)	.09
Year ended 9/30/2010	20.21	.54	.78	1.32
Class 529-C:
Six months ended 3/31/2015[5,6]	20.32	.09	(.50)	(.41)
Year ended 9/30/2014	20.14	.29	.14	.43
Year ended 9/30/2013	21.45	.25	(1.02)	(.77)
Year ended 9/30/2012	20.35	.32	1.09	1.41
Year ended 9/30/2011	20.91	.50	(.42)	.08
Year ended 9/30/2010	20.17	.54	.79	1.33
Class 529-E:
Six months ended 3/31/2015[5,6]	20.41	.15	(.51)	(.36)
Year ended 9/30/2014	20.24	.41	.13	.54
Year ended 9/30/2013	21.55	.37	(1.02)	(.65)
Year ended 9/30/2012	20.42	.44	1.08	1.52
Year ended 9/30/2011	20.97	.61	(.41)	.20
Year ended 9/30/2010	20.22	.64	.80	1.44
Class 529-F-1:
Six months ended 3/31/2015[5,6]	20.44	.19	(.51)	(.32)
Year ended 9/30/2014	20.27	.49	.14	.63
Year ended 9/30/2013	21.58	.46	(1.02)	(.56)
Year ended 9/30/2012	20.42	.53	1.09	1.62
Year ended 9/30/2011	20.98	.71	(.42)	.29
Year ended 9/30/2010	20.23	.74	.80	1.54
Class R-1:
Six months ended 3/31/2015[5,6]	20.31	.11	(.51)	(.40)
Year ended 9/30/2014	20.14	.31	.14	.45
Year ended 9/30/2013	21.44	.28	(1.02)	(.74)
Year ended 9/30/2012	20.33	.35	1.09	1.44
Year ended 9/30/2011	20.89	.51	(.42)	.09
Year ended 9/30/2010	20.15	.55	.79	1.34
Class R-2:
Six months ended 3/31/2015[5,6]	20.30	.10	(.51)	(.41)
Year ended 9/30/2014	20.13	.30	.14	.44
Year ended 9/30/2013	21.43	.27	(1.01)	(.74)
Year ended 9/30/2012	20.33	.34	1.08	1.42
Year ended 9/30/2011	20.89	.52	(.42)	.10
Year ended 9/30/2010	20.15	.55	.79	1.34

38	Capital World Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income to average net assets[4]

$(.05)	$(.28)	$(.33)	$19.66	(2.09)%	$4	1.82%[7]		1.82%[7]		.91%[7]
(.24)	—	(.24)	20.40	2.13	6	1.78		1.78		1.42
(.24)	(.28)	(.52)	20.22	(3.68)	9	1.78		1.78		1.20
(.30)	—	(.30)	21.52	6.97	15	1.77		1.77		1.57
(.63)	—	(.63)	20.41	.46	18	1.74		1.74		2.39
(.58)	—	(.58)	20.95	6.69	22	1.74		1.74		2.66

(.06)	(.28)	(.34)	19.57	(2.10)	144	1.81	[7]	1.81	[7]	.92	[7]
(.25)	—	(.25)	20.32	2.15	152	1.77		1.77		1.41
(.26)	(.28)	(.54)	20.14	(3.67)	165	1.77		1.77		1.22
(.31)	—	(.31)	21.45	7.00	183	1.76		1.76		1.55
(.64)	—	(.64)	20.35	.42	168	1.73		1.73		2.39
(.59)	—	(.59)	20.91	6.75	148	1.73		1.73		2.66

(.12)	(.28)	(.40)	19.65	(1.77)	18	1.23	[7]	1.23	[7]	1.50	[7]
(.37)	—	(.37)	20.41	2.69	19	1.20		1.20		1.98
(.38)	(.28)	(.66)	20.24	(3.11)	20	1.21		1.21		1.79
(.39)	—	(.39)	21.55	7.56	21	1.21		1.21		2.09
(.75)	—	(.75)	20.42	.98	18	1.21		1.21		2.91
(.69)	—	(.69)	20.97	7.30	16	1.22		1.22		3.17

(.19)	(.28)	(.47)	19.65	(1.60)	44	.81	[7]	.81	[7]	1.92	[7]
(.46)	—	(.46)	20.44	3.13	45	.77		.77		2.40
(.47)	(.28)	(.75)	20.27	(2.67)	39	.77		.77		2.23
(.46)	—	(.46)	21.58	8.08	37	.75		.75		2.55
(.85)	—	(.85)	20.42	1.42	31	.73		.73		3.40
(.79)	—	(.79)	20.98	7.82	25	.72		.72		3.67

(.07)	(.28)	(.35)	19.56	(2.04)	16	1.67	[7]	1.67	[7]	1.06	[7]
(.28)	—	(.28)	20.31	2.24	17	1.65		1.65		1.53
(.28)	(.28)	(.56)	20.14	(3.52)	17	1.64		1.64		1.35
(.33)	—	(.33)	21.44	7.14	21	1.63		1.63		1.69
(.65)	—	(.65)	20.33	.47	21	1.66		1.66		2.47
(.60)	—	(.60)	20.89	6.80	21	1.67		1.67		2.72

(.06)	(.28)	(.34)	19.55	(2.02)	160	1.72	[7]	1.72	[7]	1.01	[7]
(.27)	—	(.27)	20.30	2.19	168	1.71		1.71		1.47
(.28)	(.28)	(.56)	20.13	(3.54)	177	1.67		1.67		1.32
(.32)	—	(.32)	21.43	7.05	193	1.70		1.70		1.62
(.66)	—	(.66)	20.33	.50	185	1.72		1.64		2.48
(.60)	—	(.60)	20.89	6.83	173	1.73		1.65		2.74

See page 41 for footnotes.

Capital World Bond Fund	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class R-2E:
Six months ended 3/31/2015[5,6]	$20.50	$.19	$(.51)	$(.32)
Period from 8/29/2014 to 9/30/2014[5,10]	21.00	.04	(.54)	(.50)
Class R-3:
Six months ended 3/31/2015[5,6]	20.45	.15	(.51)	(.36)
Year ended 9/30/2014	20.28	.41	.13	.54
Year ended 9/30/2013	21.58	.37	(1.02)	(.65)
Year ended 9/30/2012	20.45	.44	1.08	1.52
Year ended 9/30/2011	21.00	.61	(.41)	.20
Year ended 9/30/2010	20.25	.64	.80	1.44
Class R-4:
Six months ended 3/31/2015[5,6]	20.48	.18	(.51)	(.33)
Year ended 9/30/2014	20.31	.47	.14	.61
Year ended 9/30/2013	21.62	.44	(1.03)	(.59)
Year ended 9/30/2012	20.46	.51	1.09	1.60
Year ended 9/30/2011	21.02	.68	(.42)	.26
Year ended 9/30/2010	20.26	.71	.80	1.51
Class R-5:
Six months ended 3/31/2015[5,6]	20.52	.21	(.50)	(.29)
Year ended 9/30/2014	20.35	.54	.13	.67
Year ended 9/30/2013	21.66	.50	(1.02)	(.52)
Year ended 9/30/2012	20.49	.57	1.09	1.66
Year ended 9/30/2011	21.04	.74	(.41)	.33
Year ended 9/30/2010	20.29	.77	.79	1.56
Class R-6:
Six months ended 3/31/2015[5,6]	20.52	.22	(.51)	(.29)
Year ended 9/30/2014	20.34	.54	.15	.69
Year ended 9/30/2013	21.66	.52	(1.04)	(.52)
Year ended 9/30/2012	20.48	.58	1.10	1.68
Year ended 9/30/2011	21.03	.75	(.41)	.34
Year ended 9/30/2010	20.28	.78	.79	1.57

	Six months
	ended
	March 31,	Year ended September 30
Portfolio turnover rate for all share classes[11]	2015[3,5,6]	2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	108%	205%	199%	142%	95%	80%
Excluding mortgage dollar roll transactions	61%	Not available

See Notes to Financial Statements

40	Capital World Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income to average net assets[4]

$(.20)	$(.28)	$(.48)	$19.70	(1.58)%[8]	$—	[9]	.78%[7,8]		.78%[7,8]		1.92%[7,8]
—	—	—	20.50	(2.38)[8]	—	[9]	.06	[3,8]	.06	[3,8]	.17	[3,8]

(.12)	(.28)	(.40)	19.69	(1.77)	163		1.23	[7]	1.23	[7]	1.50	[7]
(.37)	—	(.37)	20.45	2.67	174		1.21		1.21		1.97
(.37)	(.28)	(.65)	20.28	(3.06)	184		1.21		1.21		1.79
(.39)	—	(.39)	21.58	7.54	206		1.21		1.21		2.10
(.75)	—	(.75)	20.45	.98	202		1.21		1.21		2.92
(.69)	—	(.69)	21.00	7.28	186		1.22		1.22		3.17

(.17)	(.28)	(.45)	19.70	(1.62)	103		.89	[7]	.89	[7]	1.84	[7]
(.44)	—	(.44)	20.48	3.02	112		.87		.87		2.30
(.44)	(.28)	(.72)	20.31	(2.78)	108		.88		.88		2.12
(.44)	—	(.44)	21.62	7.96	115		.87		.87		2.45
(.82)	—	(.82)	20.46	1.26	117		.88		.88		3.25
(.75)	—	(.75)	21.02	7.68	114		.89		.89		3.51

(.22)	(.28)	(.50)	19.73	(1.44)	160		.59	[7]	.59	[7]	2.14	[7]
(.50)	—	(.50)	20.52	3.32	162		.57		.57		2.62
(.51)	(.28)	(.79)	20.35	(2.47)	189		.57		.57		2.42
(.49)	—	(.49)	21.66	8.24	219		.57		.57		2.72
(.88)	—	(.88)	20.49	1.61	174		.58		.58		3.55
(.81)	—	(.81)	21.04	7.93	146		.59		.59		3.80

(.23)	(.28)	(.51)	19.72	(1.45)	1,621		.54	[7]	.54	[7]	2.18	[7]
(.51)	—	(.51)	20.52	3.44	1,262		.52		.52		2.63
(.52)	(.28)	(.80)	20.34	(2.47)	727		.52		.52		2.51
(.50)	—	(.50)	21.66	8.33	398		.52		.52		2.76
(.89)	—	(.89)	20.48	1.62	280		.53		.53		3.60
(.82)	—	(.82)	21.03	8.04	218		.54		.54		3.85

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Not annualized.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Class R-2E assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[9]	Amount less than $1 million.
[10]	Class R-2E shares were offered beginning August 29, 2014.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.

Capital World Bond Fund	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2014, through March 31, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	Capital World Bond Fund

	Beginning account value 10/1/2014	Ending account value 3/31/2015	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$983.43	$4.70	.95%
Class A - assumed 5% return	1,000.00	1,020.19	4.78	.95
Class B - actual return	1,000.00	979.83	8.39	1.70
Class B - assumed 5% return	1,000.00	1,016.45	8.55	1.70
Class C - actual return	1,000.00	979.70	8.64	1.75
Class C - assumed 5% return	1,000.00	1,016.21	8.80	1.75
Class F-1 - actual return	1,000.00	983.54	4.55	.92
Class F-1 - assumed 5% return	1,000.00	1,020.34	4.63	.92
Class F-2 - actual return	1,000.00	984.69	3.27	.66
Class F-2 - assumed 5% return	1,000.00	1,021.64	3.33	.66
Class 529-A - actual return	1,000.00	983.34	5.09	1.03
Class 529-A - assumed 5% return	1,000.00	1,019.80	5.19	1.03
Class 529-B - actual return	1,000.00	979.11	8.98	1.82
Class 529-B - assumed 5% return	1,000.00	1,015.86	9.15	1.82
Class 529-C - actual return	1,000.00	978.98	8.93	1.81
Class 529-C - assumed 5% return	1,000.00	1,015.91	9.10	1.81
Class 529-E - actual return	1,000.00	982.30	6.08	1.23
Class 529-E - assumed 5% return	1,000.00	1,018.80	6.19	1.23
Class 529-F-1 - actual return	1,000.00	984.03	4.01	.81
Class 529-F-1 - assumed 5% return	1,000.00	1,020.89	4.08	.81
Class R-1 - actual return	1,000.00	979.63	8.24	1.67
Class R-1 - assumed 5% return	1,000.00	1,016.60	8.40	1.67
Class R-2 - actual return	1,000.00	979.77	8.49	1.72
Class R-2 - assumed 5% return	1,000.00	1,016.36	8.65	1.72
Class R-2E - actual return	1,000.00	984.19	3.86	.78
Class R-2E - assumed 5% return	1,000.00	1,021.04	3.93	.78
Class R-3 - actual return	1,000.00	982.28	6.08	1.23
Class R-3 - assumed 5% return	1,000.00	1,018.80	6.19	1.23
Class R-4 - actual return	1,000.00	983.82	4.40	.89
Class R-4 - assumed 5% return	1,000.00	1,020.49	4.48	.89
Class R-5 - actual return	1,000.00	985.63	2.92	.59
Class R-5 - assumed 5% return	1,000.00	1,021.99	2.97	.59
Class R-6 - actual return	1,000.00	985.55	2.67	.54
Class R-6 - assumed 5% return	1,000.00	1,022.24	2.72	.54

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital World Bond Fund	43

Approval of Investment Advisory and Service Agreement

The Capital World Bond Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through April 30, 2016. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing over the long term a high level of total return consistent with prudent investment management. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Global Income Funds Average and the Barclays Global Aggregate Index. They noted that the investment

44	Capital World Bond Fund

results of the fund were above the results of the Lipper average for the 10-year period and were in line with the Lipper average since inception (although below the results of the Lipper average for the nine-month, one-year, three-year and five-year periods), and above the results of the Barclays index for all periods considered. They also noted that the Lipper category included funds with a broad range of mandates, certain of which were not very similar to the fund. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that of the 30 largest global income funds included in the Lipper Global Income Funds category, the fund’s advisory fees were below the median of such other funds in the Lipper Global Income Funds category, and although its total expenses were higher than the median of such funds, such expenses less distribution expenses were below the median. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the potential benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

Capital World Bond Fund	45

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly-held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

46	Capital World Bond Fund

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Capital World Bond Fund	47

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Capital World Bond Fund	49

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Capital World Bond Fund	51

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	Capital World Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2015, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with team-work. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio
March 31, 2015
unaudited
Bonds, notes & other debt instruments 96.62% Euros 15.67%	Principal amount (000)	Value (000)
Allianz SE, 5.625% 2042[1]	€4,500	$6,079
Allianz SE, 4.75% (undated)[1]	16,800	21,137
Anheuser-Busch InBev NV 8.625% 2017	1,375	1,706
Assicurazioni Generali SPA 7.75% 2042[1]	4,700	6,573
Assicurazioni Generali SPA 10.125% 2042	5,700	8,719
AT&T Inc. 6.125% 2015	4,500	4,839
Aviva PLC 6.125% 2043[1]	13,000	17,708
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024[1]	27,800	31,625
Barclays Bank PLC 4.00% 2019[2]	8,950	11,292
Barclays Bank PLC 6.00% 2021	6,975	9,276
Barclays Bank PLC 6.625% 2022	4,750	6,674
Belgium (Kingdom of), Series 68, 2.25% 2023	7	9
BNP Paribas 2.875% 2026[1]	25,275	28,564
BPCE SA group 4.625% 2023	6,000	7,803
CaixaBank, SA 5.00% 2023[1]	48,600	56,798
Canadian Government 3.50% 2020	7,000	8,801
France Télécom 5.625% 2018	1,500	1,880
France Télécom 3.125% 2024	4,300	5,441
French Government O.A.T. Eurobond 0.50% 2019	32,000	35,211
French Government O.A.T. Eurobond 2.25% 2022	8,130	10,065
French Government O.A.T. Eurobond 3.25% 2045	14,865	24,791
GE Capital European Funding 5.375% 2020	9,100	12,028
German Government 0.10% 2023[3]	66,204	78,622
German Government 1.50% 2024	29,260	35,371
German Government 6.25% 2024	5,875	9,747
German Government 5.625% 2028	14,525	26,051
German Government 3.25% 2042	3,375	6,082
German Government 2.50% 2044	22,100	36,012
German Government 2.50% 2046	5,100	8,434
German Government, Series 00, 5.50% 2031	5,150	9,828
HSBC Holdings PLC 3.375% 2024[1]	7,600	8,753
Hungarian Government 5.75% 2018	29,190	36,003
Hungarian Government 6.00% 2019	22,105	28,255
Hungarian Government 3.875% 2020	2,000	2,432
Imperial Tobacco Finance PLC 5.00% 2019	12,425	15,904
Intesa Sanpaolo SpA 6.625% 2023	22,535	31,164
Irish Government 4.50% 2020	37,010	48,316
Irish Government 5.00% 2020	9,720	13,157
Irish Government 3.90% 2023	94,720	128,466
Irish Government 3.40% 2024	97,420	129,717
Irish Government 5.40% 2025	14,250	22,127
Irish Government 2.40% 2030	14,000	17,948
Irish Government 2.00% 2045	12,800	15,773
Italian Government 2.15% 2021	139,110	161,814
Italian Government 4.75% 2023	16,900	23,458
Italian Government 2.35% 2024[3]	12,066	16,047
Italian Government 4.50% 2024	21,350	29,405
Capital World Bond Fund — Page 1 of 25

unaudited
Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Italian Government 3.50% 2030	€38,610	$51,983
Italian Government 4.75% 2044	5,975	10,254
Lloyds Banking Group PLC 6.50% 2020	11,950	16,017
Merrill Lynch & Co., Inc. 4.625% 2018	17,536	21,234
Mondelez International, Inc. 2.375% 2021	2,900	3,392
Netherlands Government Eurobond 4.00% 2019	38,500	48,668
Netherlands Government Eurobond 2.25% 2022	8,300	10,304
Netherlands Government Eurobond 2.00% 2024	14,175	17,672
NN Group NV, 4.625% 2044	10,425	12,639
NN Group NV, 4.50% (undated)[1]	32,580	38,281
Novartis Finance SA, 4.25% 2016	1,250	1,412
Orange SA 4.25% (undated)	5,700	6,570
Orange SA 5.00% (undated)[1]	10,700	13,152
Rabobank Nederland 3.875% 2023	21,500	27,176
Spanish Government 1.40% 2020	46,675	52,323
Spanish Government 5.85% 2022	65,065	93,113
Spanish Government 5.40% 2023	26,350	37,714
Spanish Government 2.75% 2024	19,810	24,314
Spanish Government 3.80% 2024	700	925
Spanish Government 1.60% 2025	14,425	16,090
Spanish Government 5.15% 2028	15,920	24,706
Spanish Government 1.00% 2030[3]	2,967	3,538
Spanish Government 1.95% 2030	12,150	13,651
Spanish Government 5.15% 2044	132,080	241,884
Svenska Handelsbanken AB 2.656% 2024[1]	16,225	18,344
		2,061,261
British pounds 4.78%
Aviva PLC, subordinated 6.875% 2058[1]	£8,730	16,613
AXA SA, junior subordinated 5.453% (undated)[1]	6,095	9,674
Bank of Scotland PLC 9.375% 2021	4,160	8,189
Barclays Bank PLC 10.00% 2021	9,200	18,590
BNP Paribas 5.75% 2022	1,100	1,894
Deutsche Telekom International Finance BV 6.50% 2022	3,746	7,071
Electricité de France SA 6.00% 2114	4,100	8,549
France Télécom 7.25% 2020	4,425	8,377
France Télécom 5.375% 2050	3,050	5,856
Lloyds Banking Group PLC 7.625% 2025	2,875	5,675
Lloyds TSB Bank PLC 10.75% 2021[1]	1,025	1,751
National Grid Transco PLC 4.00% 2027	2,700	4,569
Nestlé Finance International Ltd. 2.25% 2023	1,000	1,522
RSA Insurance Group PLC 9.375% 2039[1]	6,583	12,016
United Kingdom 2.00% 2016	24,000	36,075
United Kingdom 1.00% 2017	26,400	39,586
United Kingdom 1.75% 2019	17,825	27,274
United Kingdom 2.00% 2020	8,400	12,980
United Kingdom 3.75% 2020	1,750	2,953
United Kingdom 1.75% 2022	24,750	37,586
United Kingdom 2.25% 2023	68,045	106,907
United Kingdom 2.75% 2024	88,175	144,102
United Kingdom 4.25% 2040	8,355	17,158
United Kingdom 3.25% 2044	51,670	91,733
Wal-Mart Stores, Inc. 5.625% 2034	1,000	2,073
		628,773
Capital World Bond Fund — Page 2 of 25

unaudited
Bonds, notes & other debt instruments Japanese yen 4.37%	Principal amount (000)	Value (000)
European Investment Bank 1.40% 2017	¥721,700	$6,236
Japanese Government, Series 113, 0.30% 2018	5,175,000	43,471
Japanese Government, Series 312, 1.20% 2020	2,310,000	20,416
Japanese Government, Series 319, 1.10% 2021	1,130,000	10,007
Japanese Government, Series 315, 1.20% 2021	5,522,800	49,022
Japanese Government, Series 326, 0.70% 2022	1,160,000	10,017
Japanese Government, Series 323, 0.90% 2022	5,305,000	46,470
Japanese Government, Series 17, 0.10% 2023[3]	2,855,060	25,579
Japanese Government, Series 19, 0.10% 2024[3]	11,724,230	105,624
Japanese Government, Series 18, 0.10% 2024[3]	11,476,040	102,807
Japanese Government, Series 116, 2.20% 2030	4,260,000	42,728
Japanese Government, Series 145, 1.70% 2033	4,840,000	45,035
Japanese Government, Series 148, 1.50% 2034	825,000	7,399
Japanese Government, Series 21, 2.30% 2035	4,200,000	42,233
Japanese Government, Series 37, 1.90% 2042	263,250	2,486
Japanese Government, Series 42, 1.70% 2044	1,745,000	15,780
		575,310
Mexican pesos 3.49%
América Móvil, SAB de CV 7.125% 2024	MXN30,000	1,953
América Móvil, SAB de CV 8.46% 2036	15,000	984
Red de Carreteras de Occidente 9.00% 2028[2]	36,950	2,342
United Mexican States Government 4.00% 2019[3]	318,081	22,383
United Mexican States Government 2.50% 2020[3]	53,014	3,485
United Mexican States Government 2.00% 2022[3]	487,725	30,663
United Mexican States Government 4.50% 2025[3]	972,799	72,985
United Mexican States Government 4.00% 2040[3]	311,720	22,461
United Mexican States Government, Series M10, 8.00% 2015	153,000	10,361
United Mexican States Government, Series M, 6.25% 2016	307,500	20,797
United Mexican States Government, Series M, 5.00% 2017	970,000	64,992
United Mexican States Government, Series M, 6.50% 2021	1,784,500	123,002
United Mexican States Government, Series M20, 10.00% 2024	588,000	50,159
United Mexican States Government, Series M30, 10.00% 2036	270,000	25,052
United Mexican States Government, Series M, 7.75% 2042	102,500	7,810
		459,429
Hungarian forints 2.76%
Hungarian Government, Series 18/A, 5.50% 2018	HUF3,920,000	15,640
Hungarian Government, Series 19/A, 6.50% 2019	15,108,380	62,857
Hungarian Government, Series 20B, 3.50% 2020	3,575,000	13,390
Hungarian Government, Series 20A, 7.50% 2020	42,222,330	188,341
Hungarian Government, Series 22A, 7.00% 2022	5,073,200	22,658
Hungarian Government, Series 23A, 6.00% 2023	10,785,700	46,695
Hungarian Government, Series 25B, 5.50% 2025	3,148,000	13,394
		362,975
Polish zloty 2.17%
Polish Government, Series 116, 0% 2016	PLN147,075	38,339
Polish Government, Series 1017, 5.25% 2017	134,100	38,570
Polish Government, Series 1020, 5.25% 2020	168,150	52,007
Polish Government, Series 1021, 5.75% 2021	154,770	50,114
Polish Government, Series 0922, 5.75% 2022	195,355	64,387
Capital World Bond Fund — Page 3 of 25

unaudited
Bonds, notes & other debt instruments Polish zloty (continued)	Principal amount (000)	Value (000)
Polish Government 2.75% 2023[3]	PLN17,538	$5,284
Polish Government, Series 102, 4.00% 2023	123,330	37,148
		285,849
Indian rupees 1.99%
India (Republic of) 7.28% 2019	INR8,790,000	138,570
India (Republic of) 8.83% 2023	4,410,000	74,626
India (Republic of) 8.60% 2028	1,610,000	27,455
India (Republic of) 9.20% 2030	1,180,000	21,221
		261,872
Norwegian kroner 1.72%
Norwegian Government 4.50% 2019	NKr26,700	3,783
Norwegian Government 3.75% 2021	946,490	134,999
Norwegian Government 3.00% 2024	619,900	87,327
		226,109
Colombian pesos 1.37%
Colombia (Republic of), Series B, 5.00% 2018	COP173,154,800	65,796
Colombia (Republic of), Series B, 10.00% 2024	130,723,000	60,515
Colombia (Republic of), Series B, 6.00% 2028	149,577,800	50,345
Colombia (Republic of), Series B, 7.75% 2030	10,525,700	4,084
		180,740
Indonesian rupiah 0.86%
Indonesia (Republic of) 7.875% 2019	IDR245,700,000	19,271
Indonesia (Republic of) 8.375% 2024	107,500,000	8,758
Indonesia (Republic of) 8.375% 2034	914,328,000	74,556
Indonesia (Republic of), Series 71, 9.00% 2029	120,160,000	10,340
		112,925
Australian dollars 0.70%
Australian Government, Series 134, 4.75% 2015	A$2,000	1,548
Australian Government, Series 122, 5.25% 2019	3,250	2,807
Australian Government, Series 133, 5.50% 2023	55,750	52,779
Australian Government, Series 136, 4.75% 2027	7,750	7,316
Queensland Treasury Corp., Series 17, 6.00% 2017	4,000	3,346
Queensland Treasury Corp., Series 24, 5.75% 2024	25,625	24,231
		92,027
Canadian dollars 0.63%
Canada Housing Trust 3.35% 2020	C$10,000	8,849
Canadian Government 1.50% 2015	6,000	4,754
Canadian Government 1.00% 2016	2,000	1,588
Canadian Government 1.25% 2018	5,000	4,035
Canadian Government 1.75% 2019	28,250	23,329
Canadian Government 2.75% 2022	22,940	20,276
Canadian Government 2.50% 2024	6,800	5,946
Canadian Government 5.75% 2029	3,000	3,588
Canadian Government 5.00% 2037	5,200	6,362
Hydro One Inc. 5.49% 2040	2,000	2,146
Rogers Communications Inc. 5.80% 2016	1,750	1,451
		82,324
Capital World Bond Fund — Page 4 of 25

unaudited
Bonds, notes & other debt instruments Swedish kronor 0.56%	Principal amount (000)	Value (000)
Swedish Government, Series 105, 3.50% 2022	SKr516,980	$74,193
Malaysian ringgits 0.50%
Malaysian Government, Series 0114, 4.181% 2024	MYR5,400	1,487
Malaysian Government, Series 0310, 4.498% 2030	226,750	63,628
Malaysian Government, Series 0413, 3.844% 2033	1,000	256
		65,371
South African rand 0.50%
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR284,550	22,774
South Africa (Republic of), Series R-2023, 7.75% 2023	132,800	11,066
South Africa (Republic of), Series R-214, 6.50% 2041	473,900	31,476
		65,316
Turkish lira 0.41%
Turkey (Republic of) 9.00% 2016	TRY9,800	3,778
Turkey (Republic of) 3.50% 2019[3]	9,465	3,893
Turkey (Republic of) 9.50% 2022	6,500	2,657
Turkey (Republic of) 2.80% 2023[3]	14,166	5,844
Turkey (Republic of) 8.80% 2023	11,160	4,432
Turkey (Republic of) 2.00% 2024[3]	12,153	4,716
Turkey (Republic of) 9.00% 2024	71,500	28,764
		54,084
Brazilian reais 0.10%
Brazil (Federal Republic of) 6.00% 2017[3]	BRL13,179	4,063
Brazil (Federal Republic of) 10.00% 2017	10,000	2,979
Brazil (Federal Republic of) 6.00% 2018[3]	15,814	4,838
Brazil (Federal Republic of) 10.00% 2025	2,000	528
		12,408
Ghana cedi 0.09%
Ghana Government Bond 16.90% 2016	GHS5,080	1,261
Ghana Government Bond 23.00% 2017	8,730	2,367
Ghana Government Bond 25.40% 2017	2,985	843
Ghana Government Bond 25.48% 2017	6,720	1,894
Ghana Government Bond 26.00% 2017	15,315	4,320
Ghana Government Bond 21.00% 2020	5,620	1,479
		12,164
Peruvian nuevos soles 0.05%
Peru (Republic of) 5.70% 2024	PEN11,910	3,790
Peru (Republic of) 6.95% 2031	7,000	2,330
		6,120
South Korean won 0.04%
South Korean Government 2.75% 2017[3]	KRW2,782,393	2,576
South Korean Government 1.125% 2023[3]	2,707,347	2,353
		4,929
U.S. dollars 53.86%
ABB Finance (USA) Inc. 1.625% 2017	$2,000	2,022
ABB Finance (USA) Inc. 2.875% 2022	3,830	3,914
AbbVie Inc. 2.90% 2022	10,640	10,594
Capital World Bond Fund — Page 5 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 4.40% 2042	$4,330	$4,498
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 2018[4]	8,000	9,306
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	2,000	2,345
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	1,135	1,159
ACE INA Holdings Inc. 2.60% 2015	1,625	1,644
ACE INA Holdings Inc. 3.35% 2024	3,110	3,248
Actavis Funding SCS 2.35% 2018	15,550	15,769
Actavis Funding SCS 3.00% 2020	16,660	17,087
Actavis Funding SCS 3.45% 2022	10,170	10,432
Actavis Funding SCS 3.80% 2025	20,930	21,627
Actavis Funding SCS 4.55% 2035	15,180	15,875
Actavis Funding SCS 4.75% 2045	4,690	4,997
ADT Corp. 4.125% 2019	2,025	2,068
AECOM Technology Corp. 5.75% 2022[4]	1,450	1,504
Alcatel-Lucent USA Inc. 4.625% 2017[4]	2,075	2,129
Alcatel-Lucent USA Inc. 6.75% 2020[4]	2,500	2,675
Alcatel-Lucent USA Inc. 8.875% 2020[4]	3,475	3,805
Alexandria Real Estate Equities, Inc. 2.75% 2020	1,030	1,034
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,750	1,810
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	318
Alpha Natural Resources, Inc. 7.50% 2020[4]	5,200	2,183
Alpha Natural Resources, Inc. 7.50% 2020[4,5]	746	313
Altegrity, Inc. 9.50% 2019[4]	4,500	4,342
Altice Financing SA 6.625% 2023[4]	1,400	1,449
Altria Group, Inc. 2.625% 2020	8,200	8,330
Altria Group, Inc. 9.95% 2038	2,500	4,352
Altria Group, Inc. 4.50% 2043	8,500	8,828
Altria Group, Inc. 5.375% 2044	2,250	2,642
American Campus Communities, Inc. 3.75% 2023	11,360	11,533
American Campus Communities, Inc. 4.125% 2024	5,185	5,387
American Electric Power Co. 1.65% 2017	2,960	2,979
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,6]	2,550	2,171
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,6]	1,650	1,244
American Energy (Permian Basin) 7.125% 2020[4]	2,025	1,564
American Energy (Permian Basin) 7.375% 2021[4]	1,225	937
American Express Co. 1.55% 2018	8,750	8,754
American International Group, Inc. 2.30% 2019	1,745	1,773
American International Group, Inc. 3.375% 2020	6,000	6,339
American International Group, Inc. 4.50% 2044	2,050	2,210
AmerisourceBergen Corp. 3.25% 2025	715	726
AmerisourceBergen Corp. 4.25% 2045	675	712
Anadarko Petroleum Corp. 5.95% 2016	2,250	2,401
Anadarko Petroleum Corp. 8.70% 2019	2,810	3,438
APT Pipelines Ltd. 4.20% 2025[4]	1,280	1,298
ArcelorMittal 6.25% 2021[1]	1,400	1,493
ArcelorMittal 7.50% 2041[1]	6,020	6,291
Arch Coal, Inc. 7.00% 2019	2,675	642
Argentina (Republic of) 7.00% 2017	10,720	10,159
Armenia (Republic of) 7.15% 2025[4]	8,120	7,958
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	4,025	3,532
AT&T Inc. 4.30% 2042	1,335	1,278
AT&T Inc. 4.80% 2044	1,442	1,485
AvalonBay Communities, Inc. 3.625% 2020	1,450	1,538
AvalonBay Communities, Inc. 2.85% 2023	2,875	2,838
AXA SA 8.60% 2030	18,550	26,007
Capital World Bond Fund — Page 6 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	$1,393	$1,453
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,2]	4,472	4,582
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.735% 2049[1,2]	1,120	1,196
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.011% 2051[1,2]	3,020	3,285
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.43% 2051[1,2]	1,919	2,114
Banco de Crédito del Perú 5.375% 2020[4]	7,000	7,700
Bank of America Corp. 2.60% 2019	2,000	2,037
Bank of America Corp., Series L, 2.65% 2019	2,000	2,040
Bank of America Corp. 4.00% 2024	13,085	13,940
Bank of America Corp. 4.00% 2025	2,500	2,538
Barclays Bank PLC 2.50% 2019	1,410	1,439
Barclays Bank PLC 3.65% 2025	13,730	13,801
Baxter International Inc. 1.85% 2018	2,995	3,016
Bayer AG 2.375% 2019[4]	1,450	1,476
BBVA Bancomer SA 6.50% 2021[4]	1,455	1,618
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	1,750	1,893
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	2,375	2,615
Becton, Dickinson and Co. 1.80% 2017	6,000	6,049
Becton, Dickinson and Co. 2.675% 2019	3,195	3,273
Becton, Dickinson and Co. 3.734% 2024	14,670	15,396
Becton, Dickinson and Co. 4.685% 2044	675	741
Berkshire Hathaway Energy Co. 3.50% 2025	1,585	1,654
Berkshire Hathaway Inc. 4.50% 2043	2,900	3,280
Bermuda Government 5.603% 2020[4]	4,935	5,478
Bermuda Government 5.603% 2020	1,800	1,998
Bermuda Government 4.138% 2023[4]	4,900	4,888
Bermuda Government 4.854% 2024[4]	17,675	18,669
Boardwalk Pipeline Partners 3.375% 2023	2,000	1,852
Boardwalk Pipelines, LP 4.95% 2024	2,100	2,121
Bonanza Creek Energy, Inc. 6.75% 2021	675	660
Bonanza Creek Energy, Inc. 5.75% 2023	925	856
Boyd Gaming Corp. 9.125% 2018	2,000	2,095
BP Capital Markets PLC 0.676% 2016[1]	10,000	10,024
BPCE SA group 5.70% 2023[4]	26,555	29,454
BPCE SA group 4.50% 2025[4]	9,545	9,733
Brandywine Operating Partnership, LP 5.70% 2017	15	16
Brandywine Operating Partnership, LP 3.95% 2023	750	763
Brazil (Federal Republic of) Global 4.25% 2025	2,215	2,173
British American Tobacco International Finance PLC 9.50% 2018[4]	7,485	9,479
Builders Firstsource 7.625% 2021[4]	4,075	4,116
Burlington Northern Santa Fe LLC 3.40% 2024	4,755	4,973
Burlington Northern Santa Fe LLC 3.75% 2024	2,980	3,186
Burlington Northern Santa Fe LLC 4.15% 2045	280	293
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,624
Canadian Natural Resources Ltd. 3.80% 2024	425	426
Celgene Corp. 3.625% 2024	2,210	2,301
Celgene Corp. 4.625% 2044	1,450	1,549
CEMEX Finance LLC 9.375% 2022[4]	1,635	1,864
Cenovus Energy Inc. 3.00% 2022	1,312	1,245
Cenovus Energy Inc. 3.80% 2023	2,880	2,865
Centene Corp. 4.75% 2022	5,875	6,103
CenterPoint Energy Resources Corp. 4.50% 2021	3,225	3,605
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	2,225	2,493
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	9,450	10,005
CEVA Group PLC 4.00% 2018[4]	3,000	2,737
Capital World Bond Fund — Page 7 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
CEVA Group PLC 7.00% 2021[4]	$3,550	$3,461
CEVA Group PLC, LOC, 6.345% 2021[1,2,6]	969	909
CEVA Group PLC, Term Loan B, 6.50% 2021[1,2,6]	1,395	1,308
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	1,011	949
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	174	164
CEZ, a s 4.25% 2022[4]	11,975	13,025
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	2,900	2,972
Chevron Corp. 1.961% 2020	9,980	10,051
Chevron Corp. 2.411% 2022	1,145	1,148
CIT Group Inc. 3.875% 2019	8,400	8,337
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[2]	1,810	1,811
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[2]	6,500	6,839
Citigroup Inc. 2.55% 2019	13,535	13,811
Citigroup Inc. 2.40% 2020	27,700	27,831
Citigroup Inc. 3.75% 2024	15,875	16,650
Citigroup Inc. 3.875% 2025	2,200	2,216
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.396% 2044[1,2]	4,565	4,588
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	4,417	4,614
CME Group Inc. 5.30% 2043	1,185	1,477
CMS Energy Corp. 8.75% 2019	1,312	1,660
CMS Energy Corp. 5.05% 2022	1,458	1,670
CMS Energy Corp. 3.875% 2024	480	514
CMS Energy Corp. 4.70% 2043	1,900	2,157
CMS Energy Corp. 4.875% 2044	3,146	3,679
CNA Financial Corp. 7.35% 2019	1,200	1,446
CNOOC Finance (2013) Ltd. 3.00% 2023	1,600	1,566
CoBank, ACB 7.875% 2018[4]	430	501
CoBank, ACB 0.871% 2022[1,4]	4,275	3,997
Colbun SA 6.00% 2020[4]	5,150	5,740
Colbun SA 4.50% 2024[4]	1,800	1,862
Colombia (Republic of) 5.00% 2045	4,175	4,311
Comcast Corp. 6.40% 2038	1,750	2,379
Comcast Corp. 4.65% 2042	10,550	11,847
Comcast Corp. 4.75% 2044	6,695	7,724
Comision Federal de Electricidad 4.875% 2024[4]	3,500	3,736
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[2]	4,503	4,782
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[2]	3,316	3,334
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[1,2]	389	422
Commonwealth Bank of Australia 0.75% 2016[2,4]	6,000	6,007
ConAgra Foods, Inc. 1.30% 2016	2,800	2,808
ConAgra Foods, Inc. 3.20% 2023	3,046	3,004
CONSOL Energy Inc. 5.875% 2022	750	683
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	397	422
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	175	194
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	1,895	2,125
ConvaTec Finance International SA 8.25% 2019[1,4,7]	3,520	3,566
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[2,4]	21,545	22,163
Corporate Office Properties Trust 3.60% 2023	1,610	1,565
Cox Communications, Inc. 2.95% 2023[4]	6,250	6,167
Credit Agricole SA 4.375% 2025[4]	9,875	10,005
Credit Suisse Group AG 1.375% 2017	8,150	8,166
Credit Suisse Group AG 2.30% 2019	8,150	8,238
Credit Suisse Group AG 3.625% 2024	4,500	4,657
Crescent Resources 10.25% 2017[4]	700	753
Croatian Government 6.75% 2019[4]	1,300	1,448
Capital World Bond Fund — Page 8 of 25

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	$7,035	$7,351
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[2]	6,645	6,965
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	3,000	3,225
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[1,2]	840	901
Cumulus Media Inc., Term Loan B, 4.25% 2020[1,2,6]	1,053	1,036
CVS Caremark Corp. 2.25% 2019	2,245	2,282
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	2,000	2,044
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	2,455	2,457
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	2,500	2,562
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	4,000	4,103
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	11,700	11,789
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	9,950	10,287
DaimlerChrysler North America Holding Corp. 3.25% 2024[4]	1,135	1,182
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	12,459
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,4]	3,959	4,027
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,4]	1,500	1,715
DCT Industrial Trust Inc. 4.50% 2023	3,135	3,341
DDR Corp. 3.625% 2025	3,870	3,870
Delhaize Group 5.70% 2040	2,129	2,361
Denbury Resources Inc. 4.625% 2023	1,025	884
Deutsche Telekom International Finance BV 3.125% 2016[4]	2,715	2,774
Deutsche Telekom International Finance BV 9.25% 2032	11,340	18,555
Developers Diversified Realty Corp. 5.50% 2015	5,190	5,207
Developers Diversified Realty Corp. 9.625% 2016	3,410	3,679
Developers Diversified Realty Corp. 7.50% 2017	3,260	3,625
Developers Diversified Realty Corp. 4.75% 2018	475	512
Developers Diversified Realty Corp. 7.875% 2020	4,170	5,203
Devon Energy Corp. 3.25% 2022	810	819
Diamond Offshore Drilling, Inc. 4.875% 2043	5,100	4,297
Digicel Group Ltd. 8.25% 2020[4]	11,075	11,147
Digicel Group Ltd. 7.125% 2022[4]	2,175	1,995
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.525% 2020[1,2]	18,990	19,014
DISH DBS Corp. 5.125% 2020	11,200	11,312
DJO Finance LLC 9.75% 2017	2,795	2,879
DJO Finance LLC 7.75% 2018	3,585	3,657
DJO Finance LLC 8.75% 2018	580	610
DJO Finance LLC 9.875% 2018	1,910	1,996
Dominican Republic 7.50% 2021[2,4]	4,000	4,492
Dominican Republic 7.45% 2044	4,000	4,530
Dominican Republic 6.85% 2045[4]	2,555	2,696
Dominion Gas Holdings LLC 2.50% 2019	6,735	6,870
Dominion Gas Holdings LLC 3.60% 2024	2,375	2,495
Dominion Gas Holdings LLC 4.60% 2044	4,000	4,329
Dynegy Finance Inc. 7.375% 2022[4]	1,380	1,456
Dynegy Finance Inc. 7.625% 2024[4]	2,290	2,407
Ecopetrol SA 5.875% 2045	8,898	8,386
EDP Finance BV 6.00% 2018[4]	4,000	4,360
EDP Finance BV 4.125% 2020[4]	3,000	3,110
EDP Finance BV 5.25% 2021[4]	2,500	2,716
Electricité de France SA 1.15% 2017[4]	2,000	2,008
Electricité de France SA 4.60% 2020[4]	2,900	3,237
Electricité de France SA 6.95% 2039[4]	1,325	1,860
Electricité de France SA 4.875% 2044[4]	9,060	10,310
Electricité de France SA 5.25% (undated)[1,4]	3,150	3,295
EMD Finance LLC 2.40% 2020[4]	11,450	11,592
Capital World Bond Fund — Page 9 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
EMD Finance LLC 2.95% 2022[4]	$4,745	$4,808
EMD Finance LLC 3.25% 2025[4]	15,675	15,865
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,184
ENA Norte Trust 4.95% 2028[2,4]	6,728	6,897
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,096
Enbridge Energy Partners, LP 5.20% 2020	7,335	8,092
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	5,930
Enbridge Inc. 4.00% 2023	7,750	7,895
Enbridge Inc. 4.50% 2044	2,550	2,376
Enel Finance International SA 6.00% 2039[4]	4,740	5,775
Enel Società per Azioni 8.75% 2073[1,4]	10,000	12,073
EnLink Midstream Partners, LP 2.70% 2019	495	495
EnLink Midstream Partners, LP 4.40% 2024	1,430	1,506
EnLink Midstream Partners, LP 5.05% 2045	1,410	1,440
Ensco PLC, 5.20% 2025	265	267
Ensco PLC, 5.75% 2044	1,225	1,202
Enterprise Products Operating LLC 2.55% 2019	1,905	1,933
Enterprise Products Operating LLC 3.90% 2024	3,430	3,595
Enterprise Products Operating LLC 3.75% 2025	7,460	7,732
Enterprise Products Operating LLC 4.85% 2044	3,050	3,301
Enterprise Products Operating LLC 5.10% 2045	1,590	1,789
EPR Properties 4.50% 2025	1,645	1,676
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.025% 2031[1,2,4]	8,162	8,169
ERP Operating LP 5.125% 2016	1,110	1,154
ERP Operating LP 4.625% 2021	2,020	2,259
Essex Portfolio L.P. 3.625% 2022	1,420	1,467
Essex Portfolio L.P. 3.25% 2023	2,870	2,871
Essex Portfolio L.P. 3.875% 2024	3,360	3,521
Essex Portfolio L.P. 3.50% 2025	9,565	9,736
Ethiopia (Republic of) 6.625% 2024	5,455	5,373
Ethiopia (Republic of) 6.625% 2024[4]	5,295	5,216
Euramax International, Inc. 9.50% 2016	5,600	5,292
Export-Import Bank of Korea 4.375% 2021	4,000	4,469
Express Scripts Inc. 3.125% 2016	10,250	10,501
Exxon Mobil Corp. 1.819% 2019	1,500	1,521
Exxon Mobil Corp. 2.709% 2025	820	829
Exxon Mobil Corp. 3.567% 2045	255	265
Fannie Mae 2.50% 2026[2]	554	571
Fannie Mae 2.50% 2026[2]	314	324
Fannie Mae 6.00% 2026[2]	222	253
Fannie Mae 2.50% 2027[2]	631	648
Fannie Mae 2.50% 2027[2]	510	525
Fannie Mae 2.50% 2027[2]	85	88
Fannie Mae 2.50% 2027[2]	43	44
Fannie Mae 2.50% 2027[2]	40	41
Fannie Mae 2.50% 2027[2]	39	40
Fannie Mae 2.50% 2028[2]	8,739	8,993
Fannie Mae 2.50% 2028[2]	1,246	1,283
Fannie Mae 2.50% 2028[2]	973	1,001
Fannie Mae 2.50% 2028[2]	970	998
Fannie Mae 2.50% 2028[2]	961	988
Fannie Mae 2.50% 2028[2]	950	978
Fannie Mae 2.50% 2028[2]	919	945
Fannie Mae 2.50% 2028[2]	918	945
Capital World Bond Fund — Page 10 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2028[2]	$912	$938
Fannie Mae 2.50% 2028[2]	910	937
Fannie Mae 2.50% 2028[2]	907	934
Fannie Mae 2.50% 2028[2]	890	916
Fannie Mae 2.50% 2028[2]	883	908
Fannie Mae 2.50% 2028[2]	865	890
Fannie Mae 2.50% 2028[2]	847	871
Fannie Mae 2.50% 2028[2]	846	871
Fannie Mae 2.50% 2028[2]	842	867
Fannie Mae 2.50% 2028[2]	840	864
Fannie Mae 2.50% 2028[2]	832	856
Fannie Mae 2.50% 2028[2]	823	847
Fannie Mae 2.50% 2028[2]	814	838
Fannie Mae 2.50% 2028[2]	807	830
Fannie Mae 2.50% 2028[2]	801	824
Fannie Mae 2.50% 2028[2]	799	822
Fannie Mae 2.50% 2028[2]	790	813
Fannie Mae 2.50% 2028[2]	784	807
Fannie Mae 2.50% 2028[2]	758	780
Fannie Mae 2.50% 2028[2]	747	769
Fannie Mae 2.50% 2028[2]	741	762
Fannie Mae 2.50% 2028[2]	724	745
Fannie Mae 2.50% 2028[2]	715	736
Fannie Mae 2.50% 2028[2]	713	734
Fannie Mae 2.50% 2028[2]	692	712
Fannie Mae 2.50% 2028[2]	645	664
Fannie Mae 2.50% 2028[2]	614	632
Fannie Mae 2.50% 2028[2]	593	610
Fannie Mae 2.50% 2028[2]	565	581
Fannie Mae 2.50% 2028[2]	564	581
Fannie Mae 2.50% 2028[2]	543	559
Fannie Mae 2.50% 2028[2]	480	494
Fannie Mae 2.50% 2028[2]	467	481
Fannie Mae 2.50% 2028[2]	466	479
Fannie Mae 2.50% 2028[2]	459	472
Fannie Mae 2.50% 2028[2]	456	469
Fannie Mae 2.50% 2028[2]	455	468
Fannie Mae 2.50% 2028[2]	454	467
Fannie Mae 2.50% 2028[2]	446	459
Fannie Mae 2.50% 2028[2]	442	455
Fannie Mae 2.50% 2028[2]	434	446
Fannie Mae 2.50% 2028[2]	428	440
Fannie Mae 2.50% 2028[2]	427	440
Fannie Mae 2.50% 2028[2]	410	422
Fannie Mae 2.50% 2028[2]	408	420
Fannie Mae 2.50% 2028[2]	395	406
Fannie Mae 2.50% 2028[2]	386	397
Fannie Mae 2.50% 2028[2]	367	377
Fannie Mae 2.50% 2028[2]	347	357
Fannie Mae 2.50% 2028[2]	343	353
Fannie Mae 2.50% 2028[2]	341	351
Fannie Mae 2.50% 2028[2]	339	349
Fannie Mae 2.50% 2028[2]	336	346
Fannie Mae 2.50% 2028[2]	315	324
Fannie Mae 2.50% 2028[2]	314	323
Capital World Bond Fund — Page 11 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2028[2]	$302	$311
Fannie Mae 2.50% 2028[2]	301	310
Fannie Mae 2.50% 2028[2]	293	301
Fannie Mae 2.50% 2028[2]	290	299
Fannie Mae 2.50% 2028[2]	283	291
Fannie Mae 2.50% 2028[2]	272	280
Fannie Mae 2.50% 2028[2]	272	279
Fannie Mae 2.50% 2028[2]	271	279
Fannie Mae 2.50% 2028[2]	265	273
Fannie Mae 2.50% 2028[2]	257	265
Fannie Mae 2.50% 2028[2]	253	261
Fannie Mae 2.50% 2028[2]	244	252
Fannie Mae 2.50% 2028[2]	242	249
Fannie Mae 2.50% 2028[2]	220	226
Fannie Mae 2.50% 2028[2]	214	220
Fannie Mae 2.50% 2028[2]	213	219
Fannie Mae 2.50% 2028[2]	213	219
Fannie Mae 2.50% 2028[2]	211	217
Fannie Mae 2.50% 2028[2]	211	217
Fannie Mae 2.50% 2028[2]	185	190
Fannie Mae 2.50% 2028[2]	175	180
Fannie Mae 2.50% 2028[2]	175	180
Fannie Mae 2.50% 2028[2]	168	173
Fannie Mae 2.50% 2028[2]	167	172
Fannie Mae 2.50% 2028[2]	156	161
Fannie Mae 2.50% 2028[2]	146	150
Fannie Mae 2.50% 2028[2]	140	144
Fannie Mae 2.50% 2028[2]	135	139
Fannie Mae 2.50% 2028[2]	134	137
Fannie Mae 2.50% 2028[2]	133	137
Fannie Mae 2.50% 2028[2]	132	136
Fannie Mae 2.50% 2028[2]	131	135
Fannie Mae 2.50% 2028[2]	130	134
Fannie Mae 2.50% 2028[2]	114	118
Fannie Mae 2.50% 2028[2]	113	117
Fannie Mae 2.50% 2028[2]	105	108
Fannie Mae 2.50% 2028[2]	100	103
Fannie Mae 2.50% 2028[2]	98	101
Fannie Mae 2.50% 2028[2]	96	99
Fannie Mae 2.50% 2028[2]	91	93
Fannie Mae 2.50% 2028[2]	86	89
Fannie Mae 2.50% 2028[2]	86	88
Fannie Mae 2.50% 2028[2]	86	88
Fannie Mae 2.50% 2028[2]	85	88
Fannie Mae 2.50% 2028[2]	83	85
Fannie Mae 2.50% 2028[2]	58	60
Fannie Mae 2.50% 2028[2]	57	58
Fannie Mae 2.50% 2028[2]	52	54
Fannie Mae 2.50% 2028[2]	50	52
Fannie Mae 2.50% 2028[2]	42	44
Fannie Mae 2.50% 2028[2]	35	36
Fannie Mae 2.50% 2028[2]	34	34
Fannie Mae 2.50% 2028[2]	31	32
Fannie Mae 5.50% 2033[2]	2,569	2,912
Fannie Mae 6.00% 2035[2]	160	182
Capital World Bond Fund — Page 12 of 25

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.50% 2038[2]	$2,297	$2,599
Fannie Mae 4.00% 2041[2]	727	780
Fannie Mae 5.00% 2041[2]	9,661	10,906
Fannie Mae 5.00% 2041[2]	3,287	3,693
Fannie Mae 4.00% 2042[2]	6,718	7,272
Fannie Mae 4.00% 2043[2]	1,075	1,163
Fannie Mae 6.50% 2047[2]	74	83
Fannie Mae 7.00% 2047[2]	106	120
Fannie Mae 6.50% 2048[2]	78	88
Fannie Mae 4.00% 2043[2]	2,155	2,343
Fannie Mae 4.00% 2043[2]	1,060	1,157
Fannie Mae 3.50% 2045[2,8]	212,900	223,146
Fannie Mae 4.00% 2045[2,8]	12,675	13,554
Fannie Mae 4.50% 2045[2,8]	36,800	40,054
Fannie Mae 6.50% 2047[2]	94	105
Fannie Mae 6.50% 2047[2]	90	101
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	7,000	6,975
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	6,989	7,130
Fannie Mae, Series 2001-4, Class GA, 9.424% 2025[1,2]	3	3
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[2]	1,143	1,063
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[2]	299	333
First Data Corp. 11.75% 2021	3,894	4,522
First Data Corp. 12.625% 2021	10,511	12,482
First Quantum Minerals Ltd. 6.75% 2020[4]	7,717	7,177
First Quantum Minerals Ltd. 7.00% 2021[4]	7,642	7,126
FMG Resources 6.00% 2017[4]	9,000	8,938
FMG Resources 6.875% 2018[2,4]	5,522	5,426
Ford Motor Credit Co. 2.375% 2018	5,525	5,625
Ford Motor Credit Co. 2.375% 2019	19,825	20,074
Ford Motor Credit Co. 2.597% 2019	8,485	8,606
France Télécom 9.00% 2031	11,336	17,544
Freddie Mac 6.00% 2038[2]	118	135
Freddie Mac 0.75% 2018	11,300	11,252
Freddie Mac 4.00% 2043[2]	2,071	2,237
Freddie Mac 4.00% 2043[2]	1,215	1,317
Freddie Mac 4.00% 2043[2]	1,209	1,314
Freddie Mac 3.50% 2045[2,8]	41,500	43,406
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	3,500	3,529
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	2,692	2,731
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[2]	2,750	2,786
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	3,220	3,277
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	1,979	1,865
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	310	282
Freescale Semiconductor, Inc. 6.00% 2022[4]	4,400	4,785
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[1,2,6]	7,818	7,845
Frontier Communications Corp. 8.50% 2020	1,775	2,001
Frontier Communications Corp. 6.25% 2021	3,475	3,501
Frontier Communications Corp. 9.25% 2021	6,525	7,593
Gabonese Republic 6.375% 2024[2,4]	6,490	6,149
Gannett Co., Inc. 4.875% 2021[4]	635	649
Gazprom OJSC 5.999% 2021[4]	3,900	3,706
General Electric Co. 2.70% 2022	340	346
Georgia Gulf Corp. 4.625% 2021	2,300	2,283
Ghana (Republic of) 8.50% 2017	1,000	1,030
Ghana (Republic of) 7.875% 2023	715	681
Capital World Bond Fund — Page 13 of 25

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Ghana (Republic of) 7.875% 2023[4]	$645	$615
Ghana (Republic of) 8.125% 2026[2]	8,885	8,457
Ghana (Republic of) 8.125% 2026[2,4]	8,480	8,072
Gilead Sciences, Inc. 3.05% 2016	2,920	3,023
Gilead Sciences, Inc. 3.50% 2025	14,390	15,218
Gilead Sciences, Inc. 4.80% 2044	3,330	3,847
Gilead Sciences, Inc. 4.50% 2045	1,610	1,792
Goldman Sachs Group, Inc. 1.071% 2017[1]	1,200	1,206
Goldman Sachs Group, Inc. 2.55% 2019	8,295	8,421
Goldman Sachs Group, Inc. 2.60% 2020	1,680	1,700
Goldman Sachs Group, Inc. 3.85% 2024	11,430	11,976
Goldman Sachs Group, Inc. 3.50% 2025	33,345	34,068
Goldman Sachs Group, Inc. 4.80% 2044	1,360	1,517
Goodman Funding Pty Ltd. 6.375% 2020[4]	1,760	2,063
Government National Mortgage Assn. 3.50% 2045[2,8]	92,200	96,565
Government National Mortgage Assn. 4.00% 2045[2,8]	36,750	39,122
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.014% 2038[1,2]	5,682	5,903
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[1,2]	3,628	3,762
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[2]	6,462	6,880
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	12,250	12,937
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[2]	8,138	8,864
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	4,945	5,359
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.989% 2045[1,2]	1,331	1,442
Hardwoods Acquisition Inc 7.50% 2021[4]	2,200	2,112
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[1,2,5,6,9]	24	23
HBOS PLC 6.75% 2018[4]	1,490	1,671
HCA Inc. 3.75% 2019	5,674	5,764
HD Supply, Inc. 7.50% 2020	4,550	4,891
HD Supply, Inc. 5.25% 2021[4]	3,550	3,665
HDTFS Inc. 5.875% 2020	475	490
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[2,4]	15,106	15,151
Holcim Ltd. 6.00% 2019[4]	3,222	3,724
Holcim Ltd. 5.15% 2023[4]	8,230	9,342
Hospitality Properties Trust 6.30% 2016	1,000	1,033
Hospitality Properties Trust 6.70% 2018	7,580	8,345
Hospitality Properties Trust 5.00% 2022	250	266
Hospitality Properties Trust 4.50% 2023	690	716
Hospitality Properties Trust 4.50% 2025	935	959
HSBC Bank PLC 4.75% 2021[4]	650	731
HSBC Holdings PLC 4.125% 2020[4]	3,295	3,597
HSBC Holdings PLC 4.00% 2022	6,105	6,577
HSBC Holdings PLC 4.25% 2024	3,305	3,475
HSBC Holdings PLC 6.10% 2042	6,751	8,983
Humana Inc. 2.625% 2019	1,070	1,092
Humana Inc. 3.85% 2024	4,000	4,189
Humana Inc. 4.95% 2044	4,000	4,420
Hungarian Government 4.125% 2018	11,130	11,686
Hungarian Government 4.00% 2019	29,300	30,633
Hungarian Government 6.25% 2020	3,590	4,103
Hungarian Government 5.375% 2023	3,610	4,054
Hungarian Government 5.75% 2023	2,300	2,656
Hungarian Government 5.375% 2024	36,860	41,421
Hungarian Government 7.625% 2041	21,470	31,153
Hyundai Capital America 2.60% 2020[4]	2,675	2,706
Hyundai Capital Services Inc. 2.625% 2020[4]	3,165	3,182
Capital World Bond Fund — Page 14 of 25

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Iberdrola Finance Ireland 5.00% 2019[4]	$5,000	$5,583
Icahn Enterprises Finance Corp. 3.50% 2017	6,100	6,161
iHeartCommunications, Inc. 10.625% 2023[4]	1,640	1,644
Imperial Tobacco Finance PLC 3.50% 2023[4]	9,050	9,205
Indonesia (Republic of) 6.875% 2018	4,750	5,367
Indonesia (Republic of) 5.875% 2020[4]	5,625	6,391
Indonesia (Republic of) 4.875% 2021	2,600	2,844
Indonesia (Republic of) 3.75% 2022	15,795	16,150
Indonesia (Republic of) 3.375% 2023	2,600	2,561
Indonesia (Republic of) 4.125% 2025[4]	10,150	10,467
Indonesia (Republic of) 4.625% 2043	1,380	1,354
Indonesia (Republic of) 6.75% 2044	4,675	5,990
Indonesia (Republic of) 6.75% 2044[4]	925	1,185
Indonesia (Republic of) 5.125% 2045[4]	2,660	2,806
Intelsat Jackson Holding Co. 7.25% 2020	1,625	1,678
Intelsat Jackson Holding Co. 6.625% 2022	10,375	10,064
International Paper Co. 7.30% 2039	1,410	1,888
Intesa Sanpaolo SpA 5.017% 2024[4]	17,435	17,877
inVentiv Health Inc, Term Loan B4, 7.75% 2018[1,2,6]	4,040	4,060
inVentiv Health Inc. 9.00% 2018[4]	10,525	11,104
inVentiv Health Inc. 11.00% 2018[4]	637	615
inVentiv Health Inc. 11.00% 2018[4]	319	305
inVentiv Health Inc. 12.00% 2018[1,4,7]	1,462	1,466
iStar Financial Inc. 4.875% 2018	5,000	5,044
iStar Financial Inc. 5.00% 2019	5,600	5,621
Ivory Coast Governement 5.75% 2032[2]	10,300	9,889
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,2]	630	656
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1,2]	1,207	1,253
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[2]	2,042	2,148
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.057% 2045[1,2]	3,830	3,954
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[1,2]	6,701	7,107
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[2]	6,767	7,250
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[1,2]	11,145	12,011
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.885% 2049[1,2]	9,001	9,664
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[2]	2,972	3,165
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1,2]	2,467	2,682
Jaguar Holding Co. 9.375% 2017[1,4,7]	13,000	13,325
JMC Steel Group Inc. 8.25% 2018[4]	5,825	4,915
JPMorgan Chase & Co. 2.25% 2020	15,850	15,895
JPMorgan Chase & Co. 3.25% 2022	19,791	20,274
JPMorgan Chase & Co. 3.125% 2025	17,662	17,707
Kenya (Rebulic of) 5.875 2019[4]	600	619
Kenya (Republic of) 6.875% 2024[4]	17,740	18,614
Kenya (Republic of) 6.875% 2024	4,950	5,194
Kimco Realty Corp. 5.584% 2015	2,003	2,064
Kimco Realty Corp. 5.70% 2017	500	542
Kimco Realty Corp. 4.30% 2018	500	538
Kimco Realty Corp. 6.875% 2019	8,010	9,542
Kinder Morgan Energy Partners, LP 2.65% 2019	670	672
Kinder Morgan Energy Partners, LP 3.50% 2021	3,960	3,997
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,386
Kinder Morgan Energy Partners, LP 3.50% 2023	4,490	4,410
Kinder Morgan Energy Partners, LP 4.15% 2024	10,200	10,445
Capital World Bond Fund — Page 15 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 4.25% 2024	$1,960	$2,008
Kinder Morgan Energy Partners, LP 5.50% 2044	14,349	15,065
Kinder Morgan, Inc. 4.30% 2025	14,265	14,672
Kinder Morgan, Inc. 5.30% 2034	1,150	1,192
Kinder Morgan, Inc. 5.55% 2045	7,850	8,308
Kindred Healthcare, Inc. 8.00% 2020[4]	1,375	1,482
Kinetic Concepts, Inc. 10.50% 2018	5,970	6,477
Kinetic Concepts, Inc. 12.50% 2019	7,850	8,615
KLX Inc. 5.875% 2022[4]	1,365	1,365
Kraft Foods Inc. 2.25% 2017	1,590	1,619
Kraft Foods Inc. 5.375% 2020	1,570	1,787
Kroger Co. 6.80% 2018	1,000	1,176
Laredo Petroleum, Inc. 9.50% 2019	2,475	2,593
Latvia (Republic of) 5.25% 2021	9,000	10,373
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.065% 2044[1,2]	347	378
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[2]	2,857	3,049
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[1,2]	460	499
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[1,2]	2,110	2,341
Leucadia National Corp. 5.50% 2023	1,375	1,423
LightSquared, Term Loan, 9.00% 2015[1,2,5,6,7]	2,728	2,728
Lithuania (Republic of) 6.625% 2022[4]	2,000	2,499
Macy’s Retail Holdings, Inc. 4.375% 2023	2,550	2,813
Magyar Export-Import Bank 4.00% 2020[4]	2,595	2,660
Marks and Spencer Group PLC 6.25% 2017[4]	4,500	4,988
McClatchy Co. 9.00% 2022	5,200	5,044
McKesson Corp. 3.25% 2016	740	755
McKesson Corp. 2.284% 2019	4,610	4,666
McKesson Corp. 3.796% 2024	2,920	3,087
McKesson Corp. 4.883% 2044	1,305	1,504
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	3,000	3,041
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	4,000	4,220
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	5,000	5,400
Medtronic, Inc. 2.50% 2020[4]	6,460	6,605
Medtronic, Inc. 3.50% 2025[4]	32,540	34,089
Medtronic, Inc. 4.625% 2045[4]	3,000	3,410
Merck & Co., Inc. 2.75% 2025	1,885	1,888
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.029% 2050[1,2]	1,950	2,100
MetroPCS Wireless, Inc. 6.25% 2021	5,875	6,132
MetroPCS Wireless, Inc. 6.625% 2023	6,150	6,473
MidAmerican Energy Co. 4.40% 2044	1,063	1,210
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.077% 2049[1,2]	890	966
Morgan Stanley 2.125% 2018	5,125	5,184
Morgan Stanley 2.375% 2019	1,575	1,588
Morgan Stanley 2.50% 2019	13,050	13,308
Morgan Stanley 2.65% 2020	2,690	2,735
Morgan Stanley 3.70% 2024	4,230	4,419
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[2]	3,443	3,639
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[2]	965	1,029
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.104% 2049[1,2]	258	280
Morocco Government 4.25% 2022	5,700	5,885
Morocco Government 4.25% 2022[4]	2,500	2,581
Morocco Government 5.50% 2042	10,000	11,275
Morocco Government 5.50% 2042[4]	1,500	1,691
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,214
Navios Maritime Holdings Inc. 7.375% 2022[4]	9,700	9,094
Capital World Bond Fund — Page 16 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	$500	$435
NBC Universal Enterprise, Inc. 0.938% 2018[1,4]	5,785	5,832
NBC Universal Enterprise, Inc. 1.974% 2019[4]	3,600	3,626
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	2,335	2,487
Needle Merger Sub Corp. 8.125% 2019[4]	3,065	3,096
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	3,925	4,180
Neiman Marcus Group LTD Inc. 8.75% 2021[1,4,7]	4,825	5,139
NGL Energy Partners LP 6.875% 2021	1,150	1,208
NGPL PipeCo LLC 7.119% 2017[4]	1,500	1,493
NGPL PipeCo LLC 9.625% 2019[4]	6,900	6,878
Niagara Mohawk Power Corp. 4.278% 2034[4]	6,560	7,172
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,715	2,856
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	4,550	4,721
Nigeria (Republic of) 5.125% 2018[4]	3,400	3,333
Nigeria (Republic of) 6.375% 2023	5,950	6,004
Nigeria (Republic of) 6.375% 2023[4]	1,425	1,438
NII Capital Corp. 10.00% 2016[9]	125	61
NII Capital Corp. 7.875% 2019[4,9]	4,150	3,870
NII Capital Corp. 8.875% 2019[9]	2,625	1,260
NII Capital Corp. 11.375% 2019[4,9]	1,600	1,528
NII Capital Corp. 7.625% 2021[9]	9,000	2,835
NII Holdings, Term Loan-DIP, 8.00% 2016[1,2,5,6,7]	3,080	3,080
Noble Corp. PLC 4.00% 2018	140	141
Noble Corp. PLC 5.95% 2025	1,180	1,154
Noble Corp. PLC 6.95% 2045	1,770	1,683
Nordea Bank AB 1.625% 2018[4]	2,645	2,648
Nordea Bank AB 4.875% 2021[4]	3,675	4,035
Nordea Bank AB 4.25% 2022[4]	10,050	10,646
Norfolk Southern Corp. 5.75% 2016	2,465	2,560
Nortek Inc. 10.00% 2018	2,050	2,175
Nortek Inc. 8.50% 2021	6,075	6,531
Novartis Capital Corp. 3.40% 2024	6,530	6,983
Numericable Group SA 4.875% 2019[4]	10,550	10,537
NXP BV and NXP Funding LLC 3.75% 2018[4]	1,700	1,738
Oasis Petroleum Inc. 6.875% 2022	2,000	1,960
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[2,4]	5,950	5,162
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,4]	4,553	3,550
Oracle Corp. 3.40% 2024	2,725	2,868
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,6]	3,413	3,387
Pacific Gas and Electric Co. 3.25% 2023	2,565	2,656
Pacific Gas and Electric Co. 3.85% 2023	1,335	1,428
Pacific Gas and Electric Co. 3.75% 2042	2,840	2,848
PacifiCorp., First Mortgage Bonds, 3.60% 2024	3,230	3,465
PDC Energy Inc. 7.75% 2022	2,850	3,007
Peabody Energy Corp. 6.00% 2018	17,373	13,638
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	3,885	4,468
Pernod Ricard SA 4.45% 2022[4]	10,465	11,359
Peru (Republic of) 5.625% 2050	1,665	2,040
PETCO Animal Supplies, Inc. 9.25% 2018[4]	2,550	2,684
Petrobras Global Finance Co. 6.25% 2024	2,750	2,600
Petrobras Global Finance Co. 5.625% 2043	175	143
Petrobras International Finance Co. 3.875% 2016	740	728
Petrobras International Finance Co. 5.375% 2021	345	315
Petrobras International Finance Co. 6.75% 2041	250	222
Petróleos Mexicanos 3.50% 2018	1,500	1,564
Capital World Bond Fund — Page 17 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 8.00% 2019	$6,400	$7,688
Petróleos Mexicanos 5.50% 2021	1,070	1,180
Petróleos Mexicanos 4.875% 2022	8,800	9,361
Petróleos Mexicanos 4.50% 2026[4]	3,000	3,064
Petróleos Mexicanos 6.50% 2041	2,470	2,810
Petróleos Mexicanos 5.50% 2044	3,270	3,315
Petróleos Mexicanos 5.50% 2044[4]	2,250	2,281
Petróleos Mexicanos 6.375% 2045	7,000	7,843
Petróleos Mexicanos 5.625% 2046[4]	6,225	6,348
PETsMART, Inc. 7.125% 2023[4]	775	805
Pfizer Inc. 7.20% 2039	282	416
Pfizer Inc. 4.40% 2044	4,038	4,453
Philip Morris International Inc. 4.25% 2044	10,125	10,647
Phillips 66 Partners LP 3.605% 2025	275	276
Phillips 66 Partners LP 4.68% 2045	565	569
Piedmont Operating Partnership LP 3.40% 2023	1,250	1,226
Ply Gem Industries, Inc. 6.50% 2022	4,550	4,453
Ply Gem Industries, Inc. 6.50% 2022	3,025	2,889
PNC Bank 2.40% 2019	10,000	10,198
PNC Financial Services Group, Inc. 3.90% 2024	3,975	4,172
PNC Funding Corp. 3.30% 2022	5,090	5,369
Polish Government 5.00% 2022	4,300	4,950
Popular, Inc. 7.00% 2019	1,001	997
PRA Holdings, Inc. 9.50% 2023[4]	1,953	2,178
Progress Energy, Inc. 7.05% 2019	4,380	5,231
Progress Energy, Inc. 7.75% 2031	1,990	2,888
Prologis, Inc. 3.35% 2021	1,500	1,559
Prologis, Inc. 4.25% 2023	11,545	12,435
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,475	1,775
Puget Sound Energy, Inc., First Lien, 6.00% 2021	4,629	5,473
Puget Sound Energy, Inc., First Lien, 5.625% 2022	2,120	2,470
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[2,4]	4,778	4,162
QGOG Constellation SA 6.25% 2019[4]	5,350	3,063
R.R. Donnelley & Sons Co. 7.875% 2021	2,775	3,188
R.R. Donnelley & Sons Co. 6.50% 2023	3,525	3,763
Rabobank Nederland 4.625% 2023	14,905	16,142
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,4]	8,000	9,242
RCI Banque 3.50% 2018[4]	9,000	9,412
Realogy Corp. 5.25% 2021[4]	1,125	1,150
Realogy Corp., LOC, 4.40% 2016[1,2,6]	52	52
Regions Financial Corp., Series A-I, 5.20% 2015	200	200
Regions Financial Corp. 5.75% 2015	295	298
Regions Financial Corp. 2.00% 2018	4,100	4,099
Reynolds American Inc. 6.15% 2043	3,750	4,651
Reynolds Group Inc. 5.75% 2020	11,470	11,886
Rice Energy Inc. 6.25% 2022	6,175	6,051
Rice Energy Inc. 7.25% 2023[4]	375	375
Rio Tinto Finance (USA) Ltd. 2.875% 2022	3,340	3,323
Roche Holdings, Inc. 2.25% 2019[4]	11,100	11,270
Roche Holdings, Inc. 2.875% 2021[4]	9,150	9,482
Roche Holdings, Inc. 3.35% 2024[4]	10,575	11,103
Ryerson Inc. 11.25% 2018	1,925	1,963
Sabine Pass Liquefaction, LLC 5.625% 2021	1,600	1,616
SABMiller Holdings Inc. 4.95% 2042[4]	1,645	1,856
Scentre Group 2.375% 2019[4]	1,210	1,224
Capital World Bond Fund — Page 18 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Scentre Group 3.50% 2025[4]	$5,140	$5,265
Scottish Power PLC 5.81% 2025	2,500	2,969
Select Income REIT 2.85% 2018	2,800	2,825
Select Income REIT 3.60% 2020	520	534
Select Income REIT 4.15% 2022	1,815	1,825
Select Income REIT 4.50% 2025	540	542
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	5,740	5,152
Simon Property Group, LP 10.35% 2019	2,975	3,859
Slovak (Republic of) 4.375% 2022[4]	5,000	5,580
Slovenia (Republic of) 4.75% 2018[4]	2,905	3,120
Slovenia (Republic of) 4.125% 2019[4]	4,565	4,838
Slovenia (Republic of) 5.50% 2022	46,940	54,276
Slovenia (Republic of) 5.50% 2022[4]	1,600	1,850
Slovenia (Republic of) 5.85% 2023	34,945	41,497
Slovenia (Republic of) 5.85% 2023[4]	1,010	1,199
Slovenia (Republic of) 5.25% 2024	4,160	4,795
SoftBank Corp. 4.50% 2020[4]	2,275	2,332
Sotheby’s Holdings, Inc. 5.25% 2022[4]	350	346
Southwestern Energy Co. 4.95% 2025	1,715	1,748
Spectra Energy Partners, LP 4.75% 2024	610	671
Sprint Nextel Corp. 7.00% 2020	2,170	2,215
Sprint Nextel Corp. 7.25% 2021	5,075	5,119
Sprint Nextel Corp. 7.875% 2023	8,725	8,943
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,6]	5,034	5,064
Stackpole Intl. 7.75% 2021[4]	2,925	2,910
Standard Chartered PLC 3.85% 2015[4]	5,830	5,846
Standard Chartered PLC 3.20% 2016[4]	3,365	3,441
State of Qatar 4.50% 2022[4]	3,500	3,916
Statoil ASA 0.547% 2018[1]	5,460	5,446
Statoil ASA 1.95% 2018	4,515	4,580
Statoil ASA 2.75% 2021	3,550	3,637
Statoil ASA 3.25% 2024	2,355	2,431
Statoil ASA 3.70% 2024	6,325	6,769
Statoil ASA 4.25% 2041	1,500	1,614
Targa Resources Corp. 4.125% 2019[4]	1,200	1,200
Targa Resources Partners LP 5.00% 2018[4]	1,150	1,187
TC PipeLines, LP 4.375% 2025	1,405	1,422
Teco Finance, Inc. 5.15% 2020	270	306
Teekay Corp. 8.50% 2020	3,400	3,833
Tenet Healthcare Corp., First Lien, 4.75% 2020	2,050	2,088
Tenet Healthcare Corp., First Lien, 4.50% 2021	9,950	9,788
Tennessee Valley Authority 5.88% 2036	2,250	3,173
Tennessee Valley Authority 5.25% 2039	6,000	7,865
Tesoro Logistics LP 5.50% 2019[4]	925	957
Thermo Fisher Scientific Inc. 4.15% 2024	3,030	3,278
Thomson Reuters Corp. 1.65% 2017	4,605	4,616
Thomson Reuters Corp. 4.30% 2023	4,250	4,577
Thomson Reuters Corp. 5.65% 2043	2,980	3,549
TIBCO Software, Inc., Term Loan B, 6.50% 2020[1,2,6]	1,250	1,252
T-Mobile US, Inc. 6.731% 2022	2,500	2,641
T-Mobile US, Inc. 6.375% 2025	1,800	1,862
Total Capital International 1.55% 2017	1,800	1,821
Total Capital International 2.875% 2022	1,115	1,144
Toyota Motor Credit Corp. 1.45% 2018	750	755
Toyota Motor Credit Corp. 2.125% 2019	4,000	4,066
Capital World Bond Fund — Page 19 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 2.15% 2020	$3,500	$3,535
TRAC Intermodal 11.00% 2019	1,525	1,677
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,718
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,582
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,890
Transocean Inc. 5.05% 2016	1,520	1,541
Transocean Inc. 2.50% 2017	380	350
Transocean Inc. 6.375% 2021	2,060	1,730
Transportadora de Gas Peru SA 4.25% 2028[2,4]	8,960	8,957
Turkey (Republic of) 4.557% 2018	9,200	9,683
Turkey (Republic of) 4.557% 2018[4]	5,065	5,331
Turkey (Republic of) 7.00% 2019	5,000	5,693
Turkey (Republic of) 6.25% 2022	7,565	8,624
Tyson Foods, Inc. 3.95% 2024	3,000	3,176
U.S. Treasury 0.375% 2015	27,930	27,964
U.S. Treasury 0.625% 2016	22,100	22,149
U.S. Treasury 0.625% 2016	15,650	15,696
U.S. Treasury 0.625% 2017	10,850	10,829
U.S. Treasury 0.75% 2017	60,975	60,849
U.S. Treasury 0.875% 2017	36,450	36,610
U.S. Treasury 0.625% 2018	15,600	15,456
U.S. Treasury 0.875% 2018	3,171	3,174
U.S. Treasury 1.00% 2018	2,837	2,847
U.S. Treasury 1.25% 2018	163,150	164,036
U.S. Treasury 1.375% 2018	68,750	69,556
U.S. Treasury 1.375% 2018	13,150	13,288
U.S. Treasury 1.50% 2018	193,750	196,716
U.S. Treasury 2.625% 2018	2,500	2,629
U.S. Treasury 1.00% 2019	120,750	119,528
U.S. Treasury 1.50% 2019	61,075	61,867
U.S. Treasury 1.50% 2019	40,125	40,554
U.S. Treasury 1.50% 2019	1,950	1,965
U.S. Treasury 1.625% 2019[10]	235,450	239,128
U.S. Treasury 1.625% 2019	232,446	235,805
U.S. Treasury 1.625% 2019	81,150	82,517
U.S. Treasury 1.625% 2019	19,900	20,196
U.S. Treasury 1.75% 2019	92,650	94,427
U.S. Treasury 1.125% 2020	128,100	126,564
U.S. Treasury 1.25% 2020	152,460	151,650
U.S. Treasury 1.25% 2020	41,075	40,861
U.S. Treasury 1.375% 2020	155,750	155,459
U.S. Treasury 1.375% 2020	3,074	3,074
U.S. Treasury 2.00% 2020	8,300	8,526
U.S. Treasury 2.00% 2021	1,100	1,122
U.S. Treasury 2.125% 2021	20,000	20,570
U.S. Treasury 8.00% 2021	5,800	8,107
U.S. Treasury 2.375% 2024	1,550	1,611
U.S. Treasury 2.50% 2024	140,415	147,499
U.S. Treasury 2.00% 2025	67,253	67,679
U.S. Treasury 2.875% 2043	38,500	41,027
U.S. Treasury 3.625% 2043	5,400	6,596
U.S. Treasury 3.00% 2044	12,300	13,475
U.S. Treasury 2.50% 2045	64,000	63,424
U.S. Treasury Inflation-Protected Security 0.125% 2017[3]	3,087	3,143
U.S. Treasury Inflation-Protected Security 0.125% 2018[3]	6,067	6,191
Capital World Bond Fund — Page 20 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2019[3]	$38,904	$39,673
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	40,607	40,673
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	213,367	222,650
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	144,851	147,616
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	6,820	8,283
U.S. Treasury Inflation-Protected Security 2.00% 2026[3]	4,122	4,893
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	3,103	3,148
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	78,013	91,981
U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	2,283	2,339
United Mexican States Government Global 3.60% 2025	20,760	21,409
United Mexican States Government Global 4.75% 2044	6,000	6,330
United Mexican States Government Global, Series A, 5.125% 2020	8,300	9,325
United Mexican States Government Global, Series A, 3.625% 2022	7,800	8,120
United Mexican States Government Global, Series A, 4.00% 2023	7,000	7,429
US Investigations Services, Inc. 13.00% 2020[4,5,7,9]	1,970	1,143
US Investigations Services, Inc. 14.00% 2020[4,5,7,9]	216	127
US Investigations Services, Inc. 15.00% 2021[4,5,7,9]	521	47
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[2,5,6,7]	491	491
State of California, Various Purpose G.O. Bonds, 6.20% 2019	18,700	22,161
State of California, Various Purpose G.O. Bonds, 7.30% 2039[2]	1,310	1,957
State of California, Various Purpose G.O. Bonds, 7.55% 2039	2,720	4,258
State of California, Various Purpose G.O. Bonds, 7.60% 2040	12,910	20,773
State of California, Various Purpose G.O. Bonds, 7.625% 2040	11,850	18,480
VEB Finance Ltd. 6.902% 2020[4]	6,600	6,105
Verizon Communications Inc. 2.625% 2020	6,460	6,584
Verizon Communications Inc. 3.50% 2024	33,743	34,601
Verizon Communications Inc. 4.272% 2036[4]	38,219	38,060
Verizon Communications Inc. 4.522% 2048[4]	19,389	19,320
Viacom Inc. 2.75% 2019	840	854
Viacom Inc. 4.85% 2034	2,020	2,094
Viacom Inc. 5.85% 2043	2,675	3,023
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	4,400	4,492
Volkswagen International Finance NV 4.00% 2020[4]	4,000	4,369
Volvo Treasury AB 5.95% 2015[4]	12,390	12,390
VPI Escrow Corp. 6.375% 2020[4]	2,160	2,252
VPI Escrow Corp. 7.50% 2021[4]	5,000	5,427
VRX Escrow Corp. 6.125% 2025[4]	3,770	3,916
VWR Funding, Inc. 7.25% 2017	7,387	7,738
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[2]	250	266
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[1,2]	6,682	6,920
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[2]	900	968
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	1,270	1,357
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.903% 2049[1,2]	400	428
Walter Energy, Inc. 9.50% 2019[4]	6,825	4,129
Warner Music Group 5.625% 2022[4]	75	75
WEA Finance LLC 1.75% 2017[4]	5,435	5,465
WEA Finance LLC 2.70% 2019[4]	9,285	9,409
WEA Finance LLC 3.75% 2024[4]	4,480	4,643
WellPoint, Inc. 2.30% 2018	2,645	2,685
Wells Fargo & Co. 2.15% 2020	4,970	4,999
Wells Fargo & Co. 3.30% 2024	20,000	20,682
Western Gas Partners LP 2.60% 2018	130	132
WFLD Mortgage Trust, Series 2014-MONT, Class D, 3.880% 2031[1,2,4]	1,500	1,505
WFLD Mortgage Trust, Series 2014-MONT, Class B, 3.880% 2031[1,2,4]	1,000	1,059
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.880% 2031[1,2,4]	1,000	1,039
Capital World Bond Fund — Page 21 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.88% 2031[1,2,4]	$650	$704
Williams Partners LP 4.125% 2020	1,625	1,695
Williams Partners LP 5.25% 2020	10,405	11,468
Williams Partners LP 4.50% 2023	3,860	4,009
Williams Partners LP 4.30% 2024	7,235	7,233
Williams Partners LP 3.90% 2025	3,765	3,689
Williams Partners LP 4.00% 2025	2,000	1,966
Williams Partners LP 4.90% 2045	1,670	1,572
Williams Partners LP 5.10% 2045	655	634
Wind Acquisition SA 4.75% 2020[4]	6,300	6,331
Wind Acquisition SA 7.375% 2021[4]	5,125	5,330
WM. Wrigley Jr. Co 3.375% 2020[4]	5,215	5,472
WPP Finance 2010 3.75% 2024	4,000	4,182
Xstrata Canada Financial Corp. 2.70% 2017[1,4]	2,125	2,157
Zambia (Republic of) 5.375% 2022[4]	3,225	2,976
Zambia (Republic of) 5.375% 2022	1,850	1,707
Zambia (Republic of) 8.50% 2024[4]	3,100	3,292
Zimmer Holdings, Inc. 3.55% 2025	13,000	13,275
Zimmer Holdings, Inc. 4.25% 2035	950	982
Zimmer Holdings, Inc. 4.45% 2045	2,850	2,969
		7,085,143
Total bonds, notes & other debt instruments (cost: $12,919,580,000)		12,709,322
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-2, 2.275% convertible preferred[5,11]	1,141	827
CEVA Group PLC, Series A-1, 3.275% convertible preferred[5]	719	719
Total convertible stocks (cost: $2,416,000)		1,546
Common stocks 0.00% U.S. dollars 0.00%
CEVA Group PLC[4,5,12]	527	382
Atrium Corp.[4,5,12]	191	—
Total common stocks (cost: $736,000)		382
Short-term securities 6.05%	Principal amount (000)
Electricité de France 0.18% due 5/8/2015–6/2/2015[4]	$ 85,500	85,480
Fannie Mae 0.11%–0.22% due 5/18/2015–1/4/2016	28,000	27,954
Federal Home Loan Bank 0.07%–0.15% due 6/5/2015–11/2/2015	104,200	104,099
Freddie Mac 0.10%–0.18% due 6/9/2015–12/15/2015	174,600	174,467
General Electric Capital Corp. 0.20% due 4/2/2015	50,000	50,000
National Australia Bank Ltd. 0.16% due 6/2/2015[4]	21,200	21,194
Nordea Bank AB 0.18% due 6/1/2015–6/8/2015[4]	71,500	71,476
Sumitomo Mitsui Banking Corp. 0.15% due 4/22/2015[4]	57,000	56,994
Svenska Handelsbanken Inc. 0.20%–0.21% due 5/13/2015–7/2/2015[4]	88,500	88,470
Capital World Bond Fund — Page 22 of 25

unaudited
Short-term securities	Principal amount (000)	Value (000)
Toronto-Dominion Holdings USA Inc. 0.19% due 7/23/2015[4]	$75,000	$74,950
Westpac Banking Corp. 0.23% due 5/27/2015[4]	40,600	40,593
Total short-term securities (cost: $795,710,000)		795,677
Total investment securities 102.68% (cost: $13,718,442,000)		13,506,927
Other assets less liabilities (2.68)%		(352,501)
Net assets 100.00%		$13,154,426
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $2,487,682,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 3/31/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Australian dollars	4/27/2015	Citibank	A$149,852	$117,000	$(3,054)
Canadian dollars	4/9/2015	JPMorgan Chase	C$1,592	$1,271	(15)
Canadian dollars	4/16/2015	HSBC Bank	C$1,433	$1,127	4
Canadian dollars	4/23/2015	Citibank	C$2,531	$1,986	11
Canadian dollars	4/27/2015	JPMorgan Chase	C$146,754	$117,000	(1,169)
Euros	4/9/2015	Citibank	€50,451	$57,261	(3,006)
Euros	4/24/2015	JPMorgan Chase	€52,757	$57,900	(1,154)
Euros	5/26/2015	UBS AG	€80,681	$88,664	(1,846)
Hungarian forints	4/27/2015	Bank of America, N.A.	HUF15,752,669	$57,940	(1,603)
Hungarian forints	5/6/2015	HSBC Bank	HUF15,988,101	$57,900	(731)
Japanese yen	4/10/2015	Barclays Bank PLC	¥5,160,129	$43,118	(87)
Japanese yen	4/16/2015	UBS AG	¥9,149,064	$75,700	602
Japanese yen	4/20/2015	HSBC Bank	¥8,606,916	$70,956	830
Japanese yen	4/23/2015	Bank of New York Mellon	¥9,328,840	$77,257	554
Japanese yen	4/24/2015	Citibank	¥16,139,814	$134,380	243
Japanese yen	4/24/2015	HSBC Bank	¥4,375,377	$36,447	48
Japanese yen	4/27/2015	Citibank	¥8,178,075	$68,295	(78)
Japanese yen	4/27/2015	HSBC Bank	¥21,681,145	$181,149	(297)
Japanese yen	4/28/2015	UBS AG	¥4,740,156	$39,586	(45)
Japanese yen	5/11/2015	UBS AG	¥7,357,223	$61,880	(500)
Mexican pesos	4/27/2015	Citibank	MXN1,169,207	$78,081	(1,570)
Polish zloty	4/27/2015	UBS AG	PLN215,824	$57,940	(1,042)
					$(13,905)
Sales:
Australian dollars	4/24/2015	Citibank	$37,838	A$49,800	$(37)
Australian dollars	4/27/2015	UBS AG	$4,906	A$6,250	153
Brazilian reais	4/10/2015	JPMorgan Chase	$3,696	BRL11,416	128
Brazilian reais	4/14/2015	Citibank	$3,859	BRL11,347	316
British pounds	4/9/2015	HSBC Bank	$13,367	£8,700	462
British pounds	4/13/2015	UBS AG	$52,911	£34,450	1,813
British pounds	4/13/2015	HSBC Bank	$11,221	£7,375	282
British pounds	4/13/2015	UBS AG	$13,077	£8,675	209
British pounds	4/14/2015	UBS AG	$3,587	£2,400	28
British pounds	4/16/2015	Bank of America, N.A.	$14,178	£9,530	42
British pounds	4/20/2015	HSBC Bank	$19,617	£13,300	(109)
British pounds	4/23/2015	JPMorgan Chase	$14,024	£9,500	(66)
Capital World Bond Fund — Page 23 of 25

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 3/31/2015 (000)
			Receive (000)	Deliver (000)
British pounds	4/23/2015	HSBC Bank	$25,377	£17,250	$(207)
British pounds	4/24/2015	Bank of New York Mellon	$29,801	£19,900	287
British pounds	4/24/2015	Bank of New York Mellon	$6,020	£4,020	58
British pounds	4/24/2015	Bank of New York Mellon	$3,744	£2,500	36
British pounds	4/24/2015	Bank of America, N.A.	$3,444	£2,300	33
British pounds	4/24/2015	HSBC Bank	€119,850	£88,325	(2,087)
British pounds	5/7/2015	UBS AG	$57,774	£38,900	84
British pounds	5/8/2015	HSBC Bank	$38,368	£25,900	(42)
British pounds	5/12/2015	HSBC Bank	$38,681	£25,360	1,073
British pounds	6/8/2015	UBS AG	$26,306	£17,250	730
Canadian dollars	4/29/2015	UBS AG	$17,890	C$22,810	(112)
Colombian pesos	4/14/2015	JPMorgan Chase	$11,572	COP29,875,360	103
Colombian pesos	4/20/2015	UBS AG	$7,769	COP20,422,000	(65)
Colombian pesos	4/20/2015	Citibank	$12,082	COP32,560,000	(409)
Colombian pesos	5/4/2015	Citibank	$2,408	COP6,200,000	33
Euros	4/10/2015	JPMorgan Chase	$46,906	€41,870	1,879
Euros	4/10/2015	UBS AG	$27,184	€24,000	1,375
Euros	4/10/2015	Citibank	$11,180	€9,980	448
Euros	4/13/2015	UBS AG	$21,851	€18,500	1,955
Euros	4/15/2015	Citibank	$7,086	€6,430	171
Euros	4/24/2015	JPMorgan Chase	PLN366,278	€86,250	3,802
Euros	4/24/2015	Bank of America, N.A.	HUF16,209,440	€52,000	2,043
Euros	4/24/2015	HSBC Bank	SKr963,445	€103,500	586
Euros	4/24/2015	Citibank	PLN146,715	€35,775	203
Euros	4/24/2015	JPMorgan Chase	HUF10,730,604	€35,775	(101)
Euros	4/27/2015	Bank of America, N.A.	$10,110	€9,250	160
Euros	4/27/2015	Citibank	$961	€880	14
Euros	5/4/2015	HSBC Bank	$7,245	€6,400	360
Euros	5/4/2015	Citibank	$1,448	€1,320	28
Euros	5/5/2015	Citibank	$10,915	€9,500	696
Euros	5/28/2015	HSBC Bank	¥6,320,693	€46,750	2,435
Euros	6/17/2015	Citibank	$18,676	€17,775	(458)
Japanese yen	4/10/2015	Bank of America, N.A.	$68,263	¥8,159,204	223
Japanese yen	5/7/2015	Barclays Bank PLC	$10,007	¥1,200,000	(4)
Malaysian ringgits	4/9/2015	Citibank	$14,837	MYR54,130	234
Malaysian ringgits	4/30/2015	JPMorgan Chase	$22,845	MYR84,300	148
Mexican pesos	4/9/2015	HSBC Bank	$1,962	MXN29,595	23
Mexican pesos	4/10/2015	Bank of America, N.A.	$11,736	MXN182,220	(202)
Mexican pesos	4/23/2015	HSBC Bank	$10,515	MXN160,895	(16)
Norwegian kroner	4/13/2015	JPMorgan Chase	€11,629	NKr100,000	98
Norwegian kroner	4/13/2015	HSBC Bank	€8,068	NKr70,000	(9)
Norwegian kroner	4/15/2015	Citibank	$38,037	NKr296,800	1,210
Norwegian kroner	4/15/2015	Citibank	$37,755	NKr296,300	990
Norwegian kroner	4/16/2015	JPMorgan Chase	€52,218	NKr450,101	313
Norwegian kroner	4/16/2015	JPMorgan Chase	€1,813	NKr15,650	8
Norwegian kroner	4/20/2015	JPMorgan Chase	SKr228,270	NKr219,000	(656)
Norwegian kroner	4/23/2015	Citibank	$17,934	NKr145,400	(102)
Norwegian kroner	4/27/2015	Citibank	$18,505	NKr145,400	470
Swedish kronor	4/13/2015	Bank of America, N.A.	$38,940	SKr329,000	732
Swedish kronor	4/22/2015	Citibank	$19,439	SKr169,270	(223)
					$21,569
Forward currency contracts — net					$7,664
Capital World Bond Fund — Page 24 of 25

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $1,776,756,000 over the prior nine-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized depreciation at 3/31/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6655%	9/26/2024	$30,000	$(1,768)
Pay	LCH.Clearnet	6-month EURIBOR	0.6922	1/27/2025	28,000	(437)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.219	2/19/2025	70,000	(1,259)
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5725	3/5/2025	12,600,000	(27)
Pay	LCH.Clearnet	6-month EURIBOR	1.4385	11/6/2029	14,900	(1,675)
Pay	LCH.Clearnet	6-month EURIBOR	1.4217	11/24/2029	27,000	(2,971)
						$(8,137)

[1]	Coupon rate may change periodically.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,519,434,000, which represented 11.55% of the net assets of the fund.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $9,880,000, which represented .08% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $35,763,000, which represented 0.27% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Purchased on a TBA basis.
[9]	Scheduled interest and/or principal payment was not received.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $12,825,000, which represented .10% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

Private placement security	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.275% convertible preferred	3/10/2010-1/21/2011	$1,687	$827.01%

Key to abbreviations
G.O. = General Obligation
LOC = Letter of Credit
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-031-0515O-S42176	Capital World Bond Fund — Page 25 of 25

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended March 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the Capital World Bond Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Capital World Bond Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/Thomas Høgh
Thomas Høgh, President and Principal Executive Officer

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Thomas Høgh
Thomas Høgh, President and Principal Executive Officer

Date: May 29, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 29, 2015